Shareholder Report, Holdings (Details)	Jun. 30, 2026
C000136668 | U.S. Treasury NotesFR_91282CQX2
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000136668 | U.S. Treasury NotesFR_91282CPZ8
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000136668 | U.S. Treasury NotesFR_91282CQB0
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000136668 | U.S. Treasury NotesFR_91282CQV6
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000136668 | U.S. Treasury NotesFR_91282CQW4
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000136668 | U.S. Treasury NotesFR_91282CQH7
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000136668 | U.S. Treasury NotesFR_91282CLW9
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000136668 | U.S. Treasury BondsFR_912810UU0
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000136668 | U.S. Treasury NotesFR_91282CNT4
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000136668 | U.S. Treasury NotesFR_91282CPJ4
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000136668 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	45.70%
C000136668 | AssetU.S. Government Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	24.60%
C000136668 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	24.00%
C000136668 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000136668 | AssetForeign Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000136668 | AssetCommercial Mortgage Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000136668 | AssetMortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000136668 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000136668 | AssetMunicipal Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000136670 | U.S. Treasury NotesFR_91282CQX2
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000136670 | U.S. Treasury NotesFR_91282CPZ8
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000136670 | U.S. Treasury NotesFR_91282CQB0
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000136670 | U.S. Treasury NotesFR_91282CQV6
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000136670 | U.S. Treasury NotesFR_91282CQW4
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000136670 | U.S. Treasury NotesFR_91282CQH7
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000136670 | U.S. Treasury NotesFR_91282CLW9
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000136670 | U.S. Treasury BondsFR_912810UU0
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000136670 | U.S. Treasury NotesFR_91282CNT4
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000136670 | U.S. Treasury NotesFR_91282CPJ4
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000136670 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	45.70%
C000136670 | AssetU.S. Government Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	24.60%
C000136670 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	24.00%
C000136670 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000136670 | AssetForeign Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000136670 | AssetCommercial Mortgage Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000136670 | AssetMortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000136670 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000136670 | AssetMunicipal Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000136669 | U.S. Treasury NotesFR_91282CQX2
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000136669 | U.S. Treasury NotesFR_91282CPZ8
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000136669 | U.S. Treasury NotesFR_91282CQB0
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000136669 | U.S. Treasury NotesFR_91282CQV6
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000136669 | U.S. Treasury NotesFR_91282CQW4
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000136669 | U.S. Treasury NotesFR_91282CQH7
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000136669 | U.S. Treasury NotesFR_91282CLW9
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000136669 | U.S. Treasury BondsFR_912810UU0
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000136669 | U.S. Treasury NotesFR_91282CNT4
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000136669 | U.S. Treasury NotesFR_91282CPJ4
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000136669 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	45.70%
C000136669 | AssetU.S. Government Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	24.60%
C000136669 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	24.00%
C000136669 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000136669 | AssetForeign Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000136669 | AssetCommercial Mortgage Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000136669 | AssetMortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000136669 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000136669 | AssetMunicipal Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000143852 | U.S. Treasury NotesFR_91282CQX2
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000143852 | U.S. Treasury NotesFR_91282CPZ8
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000143852 | U.S. Treasury NotesFR_91282CQB0
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000143852 | U.S. Treasury NotesFR_91282CQV6
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000143852 | U.S. Treasury NotesFR_91282CQW4
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000143852 | U.S. Treasury NotesFR_91282CQH7
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000143852 | U.S. Treasury NotesFR_91282CLW9
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000143852 | U.S. Treasury BondsFR_912810UU0
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000143852 | U.S. Treasury NotesFR_91282CNT4
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000143852 | U.S. Treasury NotesFR_91282CPJ4
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000143852 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	45.70%
C000143852 | AssetU.S. Government Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	24.60%
C000143852 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	24.00%
C000143852 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000143852 | AssetForeign Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000143852 | AssetCommercial Mortgage Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000143852 | AssetMortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000143852 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000143852 | AssetMunicipal Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000246124 | State Street Aggregate Bond Index PortfolioFR_85749T772
Holdings [Line Items]
Percent of Net Asset Value	39.20%
C000246124 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000246124 | Apple, Inc.FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000246124 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000246124 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000246124 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000246124 | Broadcom, Inc.FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000246124 | Alphabet, Inc.FR_02079K107
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000246124 | Micron Technology, Inc.FR_595112103
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000246124 | Meta Platforms, Inc.FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000246124 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000246124 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	60.30%
C000246124 | AssetMutual Funds and Exchange Traded Products
Holdings [Line Items]
Percent of Net Asset Value	39.20%
C000159454 | Taiwan Semiconductor Manufacturing Co. Ltd.FR_688910900
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000159454 | Samsung Electronics Co. Ltd.FR_677172009
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000159454 | SK Hynix, Inc.FR_645026907
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000159454 | Tencent Holdings Ltd.FR_BMMV2K903
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000159454 | Alibaba Group Holding Ltd.FR_BK6YZP902
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000159454 | MediaTek, Inc.FR_637248907
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000159454 | MSCI CHINA A INCLUSION Net Return USD IndexFR_BMQLZ3903
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000159454 | UBS AGFR_BMGB6X902
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000159454 | Delta Electronics, Inc.FR_626073902
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000159454 | Samsung Electronics Co. Ltd.FR_677381907
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000159454 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	25.90%
C000159454 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	22.50%
C000159454 | China
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000159454 | India
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000159454 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000159454 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000159454 | South Africa
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000159454 | Saudi Arabia
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000159454 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000159454 | United Arab Emirates
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000029581 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000029581 | Apple, Inc.FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000029581 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000029581 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000029581 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000029581 | Broadcom, Inc.FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000029581 | Alphabet, Inc.FR_02079K107
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000029581 | Micron Technology, Inc.FR_595112103
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000029581 | Meta Platforms, Inc.FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000029581 | Tesla, Inc.FR_88160R101
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000029581 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	37.30%
C000029581 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000029581 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000029581 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000029581 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000029581 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000029581 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000029581 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000029581 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000029581 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000136665 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000136665 | Apple, Inc.FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000136665 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000136665 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000136665 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000136665 | Broadcom, Inc.FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000136665 | Alphabet, Inc.FR_02079K107
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000136665 | Micron Technology, Inc.FR_595112103
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000136665 | Meta Platforms, Inc.FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000136665 | Tesla, Inc.FR_88160R101
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000136665 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	37.30%
C000136665 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000136665 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000136665 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000136665 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000136665 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000136665 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000136665 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000136665 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000136665 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000136667 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000136667 | Apple, Inc.FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000136667 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000136667 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000136667 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000136667 | Broadcom, Inc.FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000136667 | Alphabet, Inc.FR_02079K107
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000136667 | Micron Technology, Inc.FR_595112103
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000136667 | Meta Platforms, Inc.FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000136667 | Tesla, Inc.FR_88160R101
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000136667 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	37.30%
C000136667 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000136667 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000136667 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000136667 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000136667 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000136667 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000136667 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000136667 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000136667 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000136666 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000136666 | Apple, Inc.FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000136666 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000136666 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000136666 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000136666 | Broadcom, Inc.FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000136666 | Alphabet, Inc.FR_02079K107
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000136666 | Micron Technology, Inc.FR_595112103
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000136666 | Meta Platforms, Inc.FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000136666 | Tesla, Inc.FR_88160R101
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000136666 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	37.30%
C000136666 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000136666 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000136666 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000136666 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000136666 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000136666 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000136666 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000136666 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000136666 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000029583 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000029583 | Apple, Inc.FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000029583 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000029583 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000029583 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000029583 | Broadcom, Inc.FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000029583 | Alphabet, Inc.FR_02079K107
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000029583 | Micron Technology, Inc.FR_595112103
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000029583 | Meta Platforms, Inc.FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000029583 | Tesla, Inc.FR_88160R101
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000029583 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	37.30%
C000029583 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000029583 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000029583 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000029583 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000029583 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000029583 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000029583 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000029583 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000029583 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000029582 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000029582 | Apple, Inc.FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000029582 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000029582 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000029582 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000029582 | Broadcom, Inc.FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000029582 | Alphabet, Inc.FR_02079K107
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000029582 | Micron Technology, Inc.FR_595112103
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000029582 | Meta Platforms, Inc.FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000029582 | Tesla, Inc.FR_88160R101
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000029582 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	37.30%
C000029582 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000029582 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000029582 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000029582 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000029582 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000029582 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000029582 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000029582 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000029582 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000143850 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000143850 | Apple, Inc.FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000143850 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000143850 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000143850 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000143850 | Broadcom, Inc.FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000143850 | Alphabet, Inc.FR_02079K107
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000143850 | Micron Technology, Inc.FR_595112103
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000143850 | Meta Platforms, Inc.FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000143850 | Tesla, Inc.FR_88160R101
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000143850 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	37.30%
C000143850 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000143850 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000143850 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000143850 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000143850 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000143850 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000143850 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000143850 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000143850 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000251886 | JP Morgan Sec LLC Tpr AFR_930PNJ004_3.640000_2026-07-01
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000251886 | FICCMS Tri Party Repo DFR_944JXN903_3.650000_2026-07-01
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000251886 | FICCMS Tri Party Repo AFR_944JXD905_3.640000_2026-07-01
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000251886 | FICCBA Tri Party Repo AFR_942NHH006_3.650000_2026-07-01
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000251886 | Goldman Sacs Tri Party DFR_99VDKE008_3.650000_2026-07-01
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000251886 | FICCUB Bi Party RepoFR_944DQXII3_3.660000_2026-07-01
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000251886 | FICCIN Tri Party Repo AFR_990ABKBQ5_3.640000_2026-07-01
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000251886 | FICCWB Tri Party Repo AFR_990AECXX1_3.640000_2026-07-01
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000251886 | FICCNT Bi Party RepoFR_954ZEB000_3.640000_2026-07-01
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000251886 | FICCNT Bi Party RepoFR_954ZEB000_3.650000_2026-07-01
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000251886 | AssetTreasury Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	32.80%
C000251886 | AssetTreasury Debt
Holdings [Line Items]
Percent of Net Asset Value	28.30%
C000251886 | AssetGovernment Agency Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000251886 | AssetGovernment Agency Debt
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000251884 | U.S. Treasury BillsFR_912797TF4_0.010000_2026-07-02
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000251884 | U.S. Treasury BillsFR_912797RF6_0.010000_2026-07-09
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000251884 | U.S. Treasury BillsFR_912797UP0_0.010000_2026-07-14
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000251884 | U.S. Treasury BillsFR_912797UN5_0.010000_2026-07-07
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000251884 | U.S. Treasury Floating Rate NotesFR_91282CLA7_3.957695_2026-07-31
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000251884 | U.S. Treasury BillsFR_912797UU9_0.010000_2026-08-18
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000251884 | U.S. Treasury BillsFR_912797UG0_0.010000_2026-09-17
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000251884 | U.S. Treasury BillsFR_912797TW7_0.010000_2026-08-13
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000251884 | U.S. Treasury BillsFR_912797UR6_0.010000_2026-07-28
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000251884 | U.S. Treasury BillsFR_912797UV7_0.010000_2026-08-25
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000251884 | AssetTreasury Debt
Holdings [Line Items]
Percent of Net Asset Value	103.80%
C000251885 | JP Morgan Sec LLC Tpr AFR_930PNJ004_3.640000_2026-07-01
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000251885 | FICCBA Tri Party Repo AFR_942NHH006_3.650000_2026-07-01
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000251885 | FICCIN Tri Party Repo AFR_990ABKBQ5_3.640000_2026-07-01
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000251885 | FICCWB Tri Party Repo AFR_990AECXX1_3.640000_2026-07-01
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000251885 | FICCNT Bi Party RepoFR_954ZEB000_3.640000_2026-07-01
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000251885 | FICCRP Tri Party Repo AFR_934QYA005_3.640000_2026-07-01
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000251885 | BBVARP BBVARP Tri Party Repo AFR_990ABFFJ8_3.640000_2026-07-01
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000251885 | U.S. Treasury Floating Rate NotesFR_91282CPX3_3.874695_2028-01-31
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000251885 | Goldman Sachs Tri Party AFR_99VDJN000_3.640000_2026-07-01
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000251885 | CIBC NY CORP Tri Party Repo AFR_965FJZ003_3.640000_2026-07-01
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000251885 | AssetTreasury Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	57.90%
C000251885 | AssetTreasury Debt
Holdings [Line Items]
Percent of Net Asset Value	35.00%
C000136662 | Taiwan Semiconductor Manufacturing Co. Ltd.FR_688910900
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000136662 | Samsung Electronics Co. Ltd.FR_677172009
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000136662 | SK Hynix, Inc.FR_645026907
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000136662 | Tencent Holdings Ltd.FR_BMMV2K903
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000136662 | ASML Holding NVFR_ACI02GTQ9
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000136662 | HSBC Holdings PLCFR_054052907
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000136662 | Novartis AGFR_710306903
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000136662 | Roche Holding AGFR_ACI38LVK6
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000136662 | Royal Bank of CanadaFR_780087953
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000136662 | AstraZeneca PLCFR_098952906
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000136662 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000136662 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000136662 | China
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000136662 | India
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000136662 | Japan
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000136662 | Canada
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000136662 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000136662 | Germany
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000136662 | Australia
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000136662 | France
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000136664 | Taiwan Semiconductor Manufacturing Co. Ltd.FR_688910900
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000136664 | Samsung Electronics Co. Ltd.FR_677172009
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000136664 | SK Hynix, Inc.FR_645026907
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000136664 | Tencent Holdings Ltd.FR_BMMV2K903
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000136664 | ASML Holding NVFR_ACI02GTQ9
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000136664 | HSBC Holdings PLCFR_054052907
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000136664 | Novartis AGFR_710306903
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000136664 | Roche Holding AGFR_ACI38LVK6
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000136664 | Royal Bank of CanadaFR_780087953
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000136664 | AstraZeneca PLCFR_098952906
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000136664 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000136664 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000136664 | China
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000136664 | India
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000136664 | Japan
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000136664 | Canada
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000136664 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000136664 | Germany
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000136664 | Australia
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000136664 | France
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000136663 | Taiwan Semiconductor Manufacturing Co. Ltd.FR_688910900
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000136663 | Samsung Electronics Co. Ltd.FR_677172009
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000136663 | SK Hynix, Inc.FR_645026907
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000136663 | Tencent Holdings Ltd.FR_BMMV2K903
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000136663 | ASML Holding NVFR_ACI02GTQ9
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000136663 | HSBC Holdings PLCFR_054052907
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000136663 | Novartis AGFR_710306903
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000136663 | Roche Holding AGFR_ACI38LVK6
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000136663 | Royal Bank of CanadaFR_780087953
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000136663 | AstraZeneca PLCFR_098952906
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000136663 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000136663 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000136663 | China
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000136663 | India
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000136663 | Japan
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000136663 | Canada
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000136663 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000136663 | Germany
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000136663 | Australia
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000136663 | France
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000143853 | Taiwan Semiconductor Manufacturing Co. Ltd.FR_688910900
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000143853 | Samsung Electronics Co. Ltd.FR_677172009
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000143853 | SK Hynix, Inc.FR_645026907
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000143853 | Tencent Holdings Ltd.FR_BMMV2K903
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000143853 | ASML Holding NVFR_ACI02GTQ9
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000143853 | HSBC Holdings PLCFR_054052907
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000143853 | Novartis AGFR_710306903
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000143853 | Roche Holding AGFR_ACI38LVK6
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000143853 | Royal Bank of CanadaFR_780087953
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000143853 | AstraZeneca PLCFR_098952906
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000143853 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000143853 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000143853 | China
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000143853 | India
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000143853 | Japan
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000143853 | Canada
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000143853 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000143853 | Germany
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000143853 | Australia
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000143853 | France
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000155088 | ASML Holding NVFR_ACI02GTQ9
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000155088 | HSBC Holdings PLCFR_054052907
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000155088 | Novartis AGFR_710306903
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000155088 | Roche Holding AGFR_ACI38LVK6
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000155088 | AstraZeneca PLCFR_098952906
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000155088 | Nestle SAFR_712387901
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000155088 | Siemens AGFR_572797900
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000155088 | Shell PLCFR_BP6MXD906
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000155088 | Tokyo Electron Ltd.FR_689567006
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000155088 | Mitsubishi UFJ Financial Group, Inc.FR_633517909
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000155088 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000155088 | Japan
Holdings [Line Items]
Percent of Net Asset Value	21.70%
C000155088 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000155088 | Germany
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000155088 | Australia
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000155088 | France
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000155088 | United States
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000155088 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000155088 | Spain
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000155088 | Italy
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000143780 | U.S. Treasury BillsFR_912797TF4_0.010000_2026-07-02
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000143780 | U.S. Treasury BillsFR_912797RF6_0.010000_2026-07-09
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000143780 | U.S. Treasury BillsFR_912797UP0_0.010000_2026-07-14
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000143780 | U.S. Treasury BillsFR_912797UN5_0.010000_2026-07-07
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000143780 | U.S. Treasury Floating Rate NotesFR_91282CLA7_3.957695_2026-07-31
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000143780 | U.S. Treasury BillsFR_912797UU9_0.010000_2026-08-18
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000143780 | U.S. Treasury BillsFR_912797UG0_0.010000_2026-09-17
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000143780 | U.S. Treasury BillsFR_912797TW7_0.010000_2026-08-13
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000143780 | U.S. Treasury BillsFR_912797UR6_0.010000_2026-07-28
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000143780 | U.S. Treasury BillsFR_912797UV7_0.010000_2026-08-25
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000143780 | AssetTreasury Debt
Holdings [Line Items]
Percent of Net Asset Value	103.80%
C000230479 | U.S. Treasury BillsFR_912797TF4_0.010000_2026-07-02
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000230479 | U.S. Treasury BillsFR_912797RF6_0.010000_2026-07-09
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000230479 | U.S. Treasury BillsFR_912797UP0_0.010000_2026-07-14
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000230479 | U.S. Treasury BillsFR_912797UN5_0.010000_2026-07-07
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000230479 | U.S. Treasury Floating Rate NotesFR_91282CLA7_3.957695_2026-07-31
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000230479 | U.S. Treasury BillsFR_912797UU9_0.010000_2026-08-18
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000230479 | U.S. Treasury BillsFR_912797UG0_0.010000_2026-09-17
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000230479 | U.S. Treasury BillsFR_912797TW7_0.010000_2026-08-13
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000230479 | U.S. Treasury BillsFR_912797UR6_0.010000_2026-07-28
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000230479 | U.S. Treasury BillsFR_912797UV7_0.010000_2026-08-25
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000230479 | AssetTreasury Debt
Holdings [Line Items]
Percent of Net Asset Value	103.80%
C000231445 | U.S. Treasury BillsFR_912797TF4_0.010000_2026-07-02
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000231445 | U.S. Treasury BillsFR_912797RF6_0.010000_2026-07-09
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000231445 | U.S. Treasury BillsFR_912797UP0_0.010000_2026-07-14
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000231445 | U.S. Treasury BillsFR_912797UN5_0.010000_2026-07-07
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000231445 | U.S. Treasury Floating Rate NotesFR_91282CLA7_3.957695_2026-07-31
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000231445 | U.S. Treasury BillsFR_912797UU9_0.010000_2026-08-18
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000231445 | U.S. Treasury BillsFR_912797UG0_0.010000_2026-09-17
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000231445 | U.S. Treasury BillsFR_912797TW7_0.010000_2026-08-13
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000231445 | U.S. Treasury BillsFR_912797UR6_0.010000_2026-07-28
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000231445 | U.S. Treasury BillsFR_912797UV7_0.010000_2026-08-25
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000231445 | AssetTreasury Debt
Holdings [Line Items]
Percent of Net Asset Value	103.80%
C000143781 | U.S. Treasury BillsFR_912797TF4_0.010000_2026-07-02
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000143781 | U.S. Treasury BillsFR_912797RF6_0.010000_2026-07-09
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000143781 | U.S. Treasury BillsFR_912797UP0_0.010000_2026-07-14
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000143781 | U.S. Treasury BillsFR_912797UN5_0.010000_2026-07-07
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000143781 | U.S. Treasury Floating Rate NotesFR_91282CLA7_3.957695_2026-07-31
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000143781 | U.S. Treasury BillsFR_912797UU9_0.010000_2026-08-18
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000143781 | U.S. Treasury BillsFR_912797UG0_0.010000_2026-09-17
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000143781 | U.S. Treasury BillsFR_912797TW7_0.010000_2026-08-13
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000143781 | U.S. Treasury BillsFR_912797UR6_0.010000_2026-07-28
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000143781 | U.S. Treasury BillsFR_912797UV7_0.010000_2026-08-25
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000143781 | AssetTreasury Debt
Holdings [Line Items]
Percent of Net Asset Value	103.80%
C000052878 | U.S. Treasury BillsFR_912797TF4_0.010000_2026-07-02
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000052878 | U.S. Treasury BillsFR_912797RF6_0.010000_2026-07-09
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000052878 | U.S. Treasury BillsFR_912797UP0_0.010000_2026-07-14
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000052878 | U.S. Treasury BillsFR_912797UN5_0.010000_2026-07-07
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000052878 | U.S. Treasury Floating Rate NotesFR_91282CLA7_3.957695_2026-07-31
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000052878 | U.S. Treasury BillsFR_912797UU9_0.010000_2026-08-18
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000052878 | U.S. Treasury BillsFR_912797UG0_0.010000_2026-09-17
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000052878 | U.S. Treasury BillsFR_912797TW7_0.010000_2026-08-13
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000052878 | U.S. Treasury BillsFR_912797UR6_0.010000_2026-07-28
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000052878 | U.S. Treasury BillsFR_912797UV7_0.010000_2026-08-25
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000052878 | AssetTreasury Debt
Holdings [Line Items]
Percent of Net Asset Value	103.80%
C000143782 | U.S. Treasury BillsFR_912797TF4_0.010000_2026-07-02
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000143782 | U.S. Treasury BillsFR_912797RF6_0.010000_2026-07-09
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000143782 | U.S. Treasury BillsFR_912797UP0_0.010000_2026-07-14
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000143782 | U.S. Treasury BillsFR_912797UN5_0.010000_2026-07-07
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000143782 | U.S. Treasury Floating Rate NotesFR_91282CLA7_3.957695_2026-07-31
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000143782 | U.S. Treasury BillsFR_912797UU9_0.010000_2026-08-18
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000143782 | U.S. Treasury BillsFR_912797UG0_0.010000_2026-09-17
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000143782 | U.S. Treasury BillsFR_912797TW7_0.010000_2026-08-13
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000143782 | U.S. Treasury BillsFR_912797UR6_0.010000_2026-07-28
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000143782 | U.S. Treasury BillsFR_912797UV7_0.010000_2026-08-25
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000143782 | AssetTreasury Debt
Holdings [Line Items]
Percent of Net Asset Value	103.80%
C000231964 | U.S. Treasury BillsFR_912797TF4_0.010000_2026-07-02
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000231964 | U.S. Treasury BillsFR_912797RF6_0.010000_2026-07-09
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000231964 | U.S. Treasury BillsFR_912797UP0_0.010000_2026-07-14
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000231964 | U.S. Treasury BillsFR_912797UN5_0.010000_2026-07-07
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000231964 | U.S. Treasury Floating Rate NotesFR_91282CLA7_3.957695_2026-07-31
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000231964 | U.S. Treasury BillsFR_912797UU9_0.010000_2026-08-18
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000231964 | U.S. Treasury BillsFR_912797UG0_0.010000_2026-09-17
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000231964 | U.S. Treasury BillsFR_912797TW7_0.010000_2026-08-13
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000231964 | U.S. Treasury BillsFR_912797UR6_0.010000_2026-07-28
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000231964 | U.S. Treasury BillsFR_912797UV7_0.010000_2026-08-25
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000231964 | AssetTreasury Debt
Holdings [Line Items]
Percent of Net Asset Value	103.80%
C000052877 | U.S. Treasury BillsFR_912797TF4_0.010000_2026-07-02
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000052877 | U.S. Treasury BillsFR_912797RF6_0.010000_2026-07-09
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000052877 | U.S. Treasury BillsFR_912797UP0_0.010000_2026-07-14
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000052877 | U.S. Treasury BillsFR_912797UN5_0.010000_2026-07-07
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000052877 | U.S. Treasury Floating Rate NotesFR_91282CLA7_3.957695_2026-07-31
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000052877 | U.S. Treasury BillsFR_912797UU9_0.010000_2026-08-18
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000052877 | U.S. Treasury BillsFR_912797UG0_0.010000_2026-09-17
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000052877 | U.S. Treasury BillsFR_912797TW7_0.010000_2026-08-13
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000052877 | U.S. Treasury BillsFR_912797UR6_0.010000_2026-07-28
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000052877 | U.S. Treasury BillsFR_912797UV7_0.010000_2026-08-25
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000052877 | AssetTreasury Debt
Holdings [Line Items]
Percent of Net Asset Value	103.80%
C000143785 | JP Morgan Sec LLC Tpr AFR_930PNJ004_3.640000_2026-07-01
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000143785 | FICCBA Tri Party Repo AFR_942NHH006_3.650000_2026-07-01
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000143785 | FICCIN Tri Party Repo AFR_990ABKBQ5_3.640000_2026-07-01
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000143785 | FICCWB Tri Party Repo AFR_990AECXX1_3.640000_2026-07-01
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000143785 | FICCNT Bi Party RepoFR_954ZEB000_3.640000_2026-07-01
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000143785 | FICCRP Tri Party Repo AFR_934QYA005_3.640000_2026-07-01
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000143785 | BBVARP BBVARP Tri Party Repo AFR_990ABFFJ8_3.640000_2026-07-01
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000143785 | U.S. Treasury Floating Rate NotesFR_91282CPX3_3.874695_2028-01-31
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000143785 | Goldman Sachs Tri Party AFR_99VDJN000_3.640000_2026-07-01
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000143785 | CIBC NY CORP Tri Party Repo AFR_965FJZ003_3.640000_2026-07-01
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000143785 | AssetTreasury Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	57.90%
C000143785 | AssetTreasury Debt
Holdings [Line Items]
Percent of Net Asset Value	35.00%
C000230480 | JP Morgan Sec LLC Tpr AFR_930PNJ004_3.640000_2026-07-01
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000230480 | FICCBA Tri Party Repo AFR_942NHH006_3.650000_2026-07-01
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000230480 | FICCIN Tri Party Repo AFR_990ABKBQ5_3.640000_2026-07-01
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000230480 | FICCWB Tri Party Repo AFR_990AECXX1_3.640000_2026-07-01
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000230480 | FICCNT Bi Party RepoFR_954ZEB000_3.640000_2026-07-01
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000230480 | FICCRP Tri Party Repo AFR_934QYA005_3.640000_2026-07-01
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000230480 | BBVARP BBVARP Tri Party Repo AFR_990ABFFJ8_3.640000_2026-07-01
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000230480 | U.S. Treasury Floating Rate NotesFR_91282CPX3_3.874695_2028-01-31
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000230480 | Goldman Sachs Tri Party AFR_99VDJN000_3.640000_2026-07-01
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000230480 | CIBC NY CORP Tri Party Repo AFR_965FJZ003_3.640000_2026-07-01
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000230480 | AssetTreasury Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	57.90%
C000230480 | AssetTreasury Debt
Holdings [Line Items]
Percent of Net Asset Value	35.00%
C000231448 | JP Morgan Sec LLC Tpr AFR_930PNJ004_3.640000_2026-07-01
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000231448 | FICCBA Tri Party Repo AFR_942NHH006_3.650000_2026-07-01
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000231448 | FICCIN Tri Party Repo AFR_990ABKBQ5_3.640000_2026-07-01
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000231448 | FICCWB Tri Party Repo AFR_990AECXX1_3.640000_2026-07-01
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000231448 | FICCNT Bi Party RepoFR_954ZEB000_3.640000_2026-07-01
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000231448 | FICCRP Tri Party Repo AFR_934QYA005_3.640000_2026-07-01
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000231448 | BBVARP BBVARP Tri Party Repo AFR_990ABFFJ8_3.640000_2026-07-01
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000231448 | U.S. Treasury Floating Rate NotesFR_91282CPX3_3.874695_2028-01-31
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000231448 | Goldman Sachs Tri Party AFR_99VDJN000_3.640000_2026-07-01
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000231448 | CIBC NY CORP Tri Party Repo AFR_965FJZ003_3.640000_2026-07-01
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000231448 | AssetTreasury Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	57.90%
C000231448 | AssetTreasury Debt
Holdings [Line Items]
Percent of Net Asset Value	35.00%
C000231447 | JP Morgan Sec LLC Tpr AFR_930PNJ004_3.640000_2026-07-01
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000231447 | FICCBA Tri Party Repo AFR_942NHH006_3.650000_2026-07-01
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000231447 | FICCIN Tri Party Repo AFR_990ABKBQ5_3.640000_2026-07-01
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000231447 | FICCWB Tri Party Repo AFR_990AECXX1_3.640000_2026-07-01
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000231447 | FICCNT Bi Party RepoFR_954ZEB000_3.640000_2026-07-01
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000231447 | FICCRP Tri Party Repo AFR_934QYA005_3.640000_2026-07-01
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000231447 | BBVARP BBVARP Tri Party Repo AFR_990ABFFJ8_3.640000_2026-07-01
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000231447 | U.S. Treasury Floating Rate NotesFR_91282CPX3_3.874695_2028-01-31
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000231447 | Goldman Sachs Tri Party AFR_99VDJN000_3.640000_2026-07-01
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000231447 | CIBC NY CORP Tri Party Repo AFR_965FJZ003_3.640000_2026-07-01
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000231447 | AssetTreasury Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	57.90%
C000231447 | AssetTreasury Debt
Holdings [Line Items]
Percent of Net Asset Value	35.00%
C000143783 | JP Morgan Sec LLC Tpr AFR_930PNJ004_3.640000_2026-07-01
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000143783 | FICCBA Tri Party Repo AFR_942NHH006_3.650000_2026-07-01
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000143783 | FICCIN Tri Party Repo AFR_990ABKBQ5_3.640000_2026-07-01
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000143783 | FICCWB Tri Party Repo AFR_990AECXX1_3.640000_2026-07-01
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000143783 | FICCNT Bi Party RepoFR_954ZEB000_3.640000_2026-07-01
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000143783 | FICCRP Tri Party Repo AFR_934QYA005_3.640000_2026-07-01
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000143783 | BBVARP BBVARP Tri Party Repo AFR_990ABFFJ8_3.640000_2026-07-01
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000143783 | U.S. Treasury Floating Rate NotesFR_91282CPX3_3.874695_2028-01-31
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000143783 | Goldman Sachs Tri Party AFR_99VDJN000_3.640000_2026-07-01
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000143783 | CIBC NY CORP Tri Party Repo AFR_965FJZ003_3.640000_2026-07-01
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000143783 | AssetTreasury Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	57.90%
C000143783 | AssetTreasury Debt
Holdings [Line Items]
Percent of Net Asset Value	35.00%
C000052879 | JP Morgan Sec LLC Tpr AFR_930PNJ004_3.640000_2026-07-01
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000052879 | FICCBA Tri Party Repo AFR_942NHH006_3.650000_2026-07-01
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000052879 | FICCIN Tri Party Repo AFR_990ABKBQ5_3.640000_2026-07-01
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000052879 | FICCWB Tri Party Repo AFR_990AECXX1_3.640000_2026-07-01
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000052879 | FICCNT Bi Party RepoFR_954ZEB000_3.640000_2026-07-01
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000052879 | FICCRP Tri Party Repo AFR_934QYA005_3.640000_2026-07-01
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000052879 | BBVARP BBVARP Tri Party Repo AFR_990ABFFJ8_3.640000_2026-07-01
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000052879 | U.S. Treasury Floating Rate NotesFR_91282CPX3_3.874695_2028-01-31
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000052879 | Goldman Sachs Tri Party AFR_99VDJN000_3.640000_2026-07-01
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000052879 | CIBC NY CORP Tri Party Repo AFR_965FJZ003_3.640000_2026-07-01
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000052879 | AssetTreasury Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	57.90%
C000052879 | AssetTreasury Debt
Holdings [Line Items]
Percent of Net Asset Value	35.00%
C000143784 | JP Morgan Sec LLC Tpr AFR_930PNJ004_3.640000_2026-07-01
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000143784 | FICCBA Tri Party Repo AFR_942NHH006_3.650000_2026-07-01
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000143784 | FICCIN Tri Party Repo AFR_990ABKBQ5_3.640000_2026-07-01
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000143784 | FICCWB Tri Party Repo AFR_990AECXX1_3.640000_2026-07-01
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000143784 | FICCNT Bi Party RepoFR_954ZEB000_3.640000_2026-07-01
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000143784 | FICCRP Tri Party Repo AFR_934QYA005_3.640000_2026-07-01
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000143784 | BBVARP BBVARP Tri Party Repo AFR_990ABFFJ8_3.640000_2026-07-01
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000143784 | U.S. Treasury Floating Rate NotesFR_91282CPX3_3.874695_2028-01-31
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000143784 | Goldman Sachs Tri Party AFR_99VDJN000_3.640000_2026-07-01
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000143784 | CIBC NY CORP Tri Party Repo AFR_965FJZ003_3.640000_2026-07-01
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000143784 | AssetTreasury Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	57.90%
C000143784 | AssetTreasury Debt
Holdings [Line Items]
Percent of Net Asset Value	35.00%
C000231965 | JP Morgan Sec LLC Tpr AFR_930PNJ004_3.640000_2026-07-01
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000231965 | FICCBA Tri Party Repo AFR_942NHH006_3.650000_2026-07-01
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000231965 | FICCIN Tri Party Repo AFR_990ABKBQ5_3.640000_2026-07-01
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000231965 | FICCWB Tri Party Repo AFR_990AECXX1_3.640000_2026-07-01
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000231965 | FICCNT Bi Party RepoFR_954ZEB000_3.640000_2026-07-01
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000231965 | FICCRP Tri Party Repo AFR_934QYA005_3.640000_2026-07-01
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000231965 | BBVARP BBVARP Tri Party Repo AFR_990ABFFJ8_3.640000_2026-07-01
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000231965 | U.S. Treasury Floating Rate NotesFR_91282CPX3_3.874695_2028-01-31
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000231965 | Goldman Sachs Tri Party AFR_99VDJN000_3.640000_2026-07-01
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000231965 | CIBC NY CORP Tri Party Repo AFR_965FJZ003_3.640000_2026-07-01
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000231965 | AssetTreasury Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	57.90%
C000231965 | AssetTreasury Debt
Holdings [Line Items]
Percent of Net Asset Value	35.00%
C000052880 | JP Morgan Sec LLC Tpr AFR_930PNJ004_3.640000_2026-07-01
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000052880 | FICCBA Tri Party Repo AFR_942NHH006_3.650000_2026-07-01
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000052880 | FICCIN Tri Party Repo AFR_990ABKBQ5_3.640000_2026-07-01
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000052880 | FICCWB Tri Party Repo AFR_990AECXX1_3.640000_2026-07-01
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000052880 | FICCNT Bi Party RepoFR_954ZEB000_3.640000_2026-07-01
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000052880 | FICCRP Tri Party Repo AFR_934QYA005_3.640000_2026-07-01
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000052880 | BBVARP BBVARP Tri Party Repo AFR_990ABFFJ8_3.640000_2026-07-01
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000052880 | U.S. Treasury Floating Rate NotesFR_91282CPX3_3.874695_2028-01-31
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000052880 | Goldman Sachs Tri Party AFR_99VDJN000_3.640000_2026-07-01
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000052880 | CIBC NY CORP Tri Party Repo AFR_965FJZ003_3.640000_2026-07-01
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000052880 | AssetTreasury Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	57.90%
C000052880 | AssetTreasury Debt
Holdings [Line Items]
Percent of Net Asset Value	35.00%
C000172254 | JP Morgan Sec LLC Tpr AFR_930PNJ004_3.640000_2026-07-01
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000172254 | FICCBA Tri Party Repo AFR_942NHH006_3.650000_2026-07-01
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000172254 | FICCIN Tri Party Repo AFR_990ABKBQ5_3.640000_2026-07-01
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000172254 | FICCWB Tri Party Repo AFR_990AECXX1_3.640000_2026-07-01
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000172254 | FICCNT Bi Party RepoFR_954ZEB000_3.640000_2026-07-01
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000172254 | FICCRP Tri Party Repo AFR_934QYA005_3.640000_2026-07-01
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000172254 | BBVARP BBVARP Tri Party Repo AFR_990ABFFJ8_3.640000_2026-07-01
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000172254 | U.S. Treasury Floating Rate NotesFR_91282CPX3_3.874695_2028-01-31
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000172254 | Goldman Sachs Tri Party AFR_99VDJN000_3.640000_2026-07-01
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000172254 | CIBC NY CORP Tri Party Repo AFR_965FJZ003_3.640000_2026-07-01
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000172254 | AssetTreasury Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	57.90%
C000172254 | AssetTreasury Debt
Holdings [Line Items]
Percent of Net Asset Value	35.00%
C000143776 | JP Morgan Sec LLC Tpr AFR_930PNJ004_3.640000_2026-07-01
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000143776 | FICCMS Tri Party Repo DFR_944JXN903_3.650000_2026-07-01
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000143776 | FICCMS Tri Party Repo AFR_944JXD905_3.640000_2026-07-01
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000143776 | FICCBA Tri Party Repo AFR_942NHH006_3.650000_2026-07-01
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000143776 | Goldman Sacs Tri Party DFR_99VDKE008_3.650000_2026-07-01
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000143776 | FICCUB Bi Party RepoFR_944DQXII3_3.660000_2026-07-01
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000143776 | FICCIN Tri Party Repo AFR_990ABKBQ5_3.640000_2026-07-01
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000143776 | FICCWB Tri Party Repo AFR_990AECXX1_3.640000_2026-07-01
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000143776 | FICCNT Bi Party RepoFR_954ZEB000_3.640000_2026-07-01
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000143776 | FICCNT Bi Party RepoFR_954ZEB000_3.650000_2026-07-01
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000143776 | AssetTreasury Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	32.80%
C000143776 | AssetTreasury Debt
Holdings [Line Items]
Percent of Net Asset Value	28.30%
C000143776 | AssetGovernment Agency Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000143776 | AssetGovernment Agency Debt
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000230478 | JP Morgan Sec LLC Tpr AFR_930PNJ004_3.640000_2026-07-01
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000230478 | FICCMS Tri Party Repo DFR_944JXN903_3.650000_2026-07-01
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000230478 | FICCMS Tri Party Repo AFR_944JXD905_3.640000_2026-07-01
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000230478 | FICCBA Tri Party Repo AFR_942NHH006_3.650000_2026-07-01
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000230478 | Goldman Sacs Tri Party DFR_99VDKE008_3.650000_2026-07-01
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000230478 | FICCUB Bi Party RepoFR_944DQXII3_3.660000_2026-07-01
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000230478 | FICCIN Tri Party Repo AFR_990ABKBQ5_3.640000_2026-07-01
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000230478 | FICCWB Tri Party Repo AFR_990AECXX1_3.640000_2026-07-01
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000230478 | FICCNT Bi Party RepoFR_954ZEB000_3.640000_2026-07-01
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000230478 | FICCNT Bi Party RepoFR_954ZEB000_3.650000_2026-07-01
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000230478 | AssetTreasury Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	32.80%
C000230478 | AssetTreasury Debt
Holdings [Line Items]
Percent of Net Asset Value	28.30%
C000230478 | AssetGovernment Agency Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000230478 | AssetGovernment Agency Debt
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000231443 | JP Morgan Sec LLC Tpr AFR_930PNJ004_3.640000_2026-07-01
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000231443 | FICCMS Tri Party Repo DFR_944JXN903_3.650000_2026-07-01
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000231443 | FICCMS Tri Party Repo AFR_944JXD905_3.640000_2026-07-01
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000231443 | FICCBA Tri Party Repo AFR_942NHH006_3.650000_2026-07-01
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000231443 | Goldman Sacs Tri Party DFR_99VDKE008_3.650000_2026-07-01
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000231443 | FICCUB Bi Party RepoFR_944DQXII3_3.660000_2026-07-01
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000231443 | FICCIN Tri Party Repo AFR_990ABKBQ5_3.640000_2026-07-01
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000231443 | FICCWB Tri Party Repo AFR_990AECXX1_3.640000_2026-07-01
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000231443 | FICCNT Bi Party RepoFR_954ZEB000_3.640000_2026-07-01
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000231443 | FICCNT Bi Party RepoFR_954ZEB000_3.650000_2026-07-01
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000231443 | AssetTreasury Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	32.80%
C000231443 | AssetTreasury Debt
Holdings [Line Items]
Percent of Net Asset Value	28.30%
C000231443 | AssetGovernment Agency Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000231443 | AssetGovernment Agency Debt
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000231444 | JP Morgan Sec LLC Tpr AFR_930PNJ004_3.640000_2026-07-01
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000231444 | FICCMS Tri Party Repo DFR_944JXN903_3.650000_2026-07-01
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000231444 | FICCMS Tri Party Repo AFR_944JXD905_3.640000_2026-07-01
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000231444 | FICCBA Tri Party Repo AFR_942NHH006_3.650000_2026-07-01
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000231444 | Goldman Sacs Tri Party DFR_99VDKE008_3.650000_2026-07-01
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000231444 | FICCUB Bi Party RepoFR_944DQXII3_3.660000_2026-07-01
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000231444 | FICCIN Tri Party Repo AFR_990ABKBQ5_3.640000_2026-07-01
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000231444 | FICCWB Tri Party Repo AFR_990AECXX1_3.640000_2026-07-01
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000231444 | FICCNT Bi Party RepoFR_954ZEB000_3.640000_2026-07-01
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000231444 | FICCNT Bi Party RepoFR_954ZEB000_3.650000_2026-07-01
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000231444 | AssetTreasury Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	32.80%
C000231444 | AssetTreasury Debt
Holdings [Line Items]
Percent of Net Asset Value	28.30%
C000231444 | AssetGovernment Agency Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000231444 | AssetGovernment Agency Debt
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000146109 | JP Morgan Sec LLC Tpr AFR_930PNJ004_3.640000_2026-07-01
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000146109 | FICCMS Tri Party Repo DFR_944JXN903_3.650000_2026-07-01
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000146109 | FICCMS Tri Party Repo AFR_944JXD905_3.640000_2026-07-01
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000146109 | FICCBA Tri Party Repo AFR_942NHH006_3.650000_2026-07-01
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000146109 | Goldman Sacs Tri Party DFR_99VDKE008_3.650000_2026-07-01
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000146109 | FICCUB Bi Party RepoFR_944DQXII3_3.660000_2026-07-01
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000146109 | FICCIN Tri Party Repo AFR_990ABKBQ5_3.640000_2026-07-01
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000146109 | FICCWB Tri Party Repo AFR_990AECXX1_3.640000_2026-07-01
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000146109 | FICCNT Bi Party RepoFR_954ZEB000_3.640000_2026-07-01
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000146109 | FICCNT Bi Party RepoFR_954ZEB000_3.650000_2026-07-01
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000146109 | AssetTreasury Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	32.80%
C000146109 | AssetTreasury Debt
Holdings [Line Items]
Percent of Net Asset Value	28.30%
C000146109 | AssetGovernment Agency Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000146109 | AssetGovernment Agency Debt
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000143775 | JP Morgan Sec LLC Tpr AFR_930PNJ004_3.640000_2026-07-01
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000143775 | FICCMS Tri Party Repo DFR_944JXN903_3.650000_2026-07-01
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000143775 | FICCMS Tri Party Repo AFR_944JXD905_3.640000_2026-07-01
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000143775 | FICCBA Tri Party Repo AFR_942NHH006_3.650000_2026-07-01
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000143775 | Goldman Sacs Tri Party DFR_99VDKE008_3.650000_2026-07-01
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000143775 | FICCUB Bi Party RepoFR_944DQXII3_3.660000_2026-07-01
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000143775 | FICCIN Tri Party Repo AFR_990ABKBQ5_3.640000_2026-07-01
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000143775 | FICCWB Tri Party Repo AFR_990AECXX1_3.640000_2026-07-01
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000143775 | FICCNT Bi Party RepoFR_954ZEB000_3.640000_2026-07-01
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000143775 | FICCNT Bi Party RepoFR_954ZEB000_3.650000_2026-07-01
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000143775 | AssetTreasury Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	32.80%
C000143775 | AssetTreasury Debt
Holdings [Line Items]
Percent of Net Asset Value	28.30%
C000143775 | AssetGovernment Agency Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000143775 | AssetGovernment Agency Debt
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000052884 | JP Morgan Sec LLC Tpr AFR_930PNJ004_3.640000_2026-07-01
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000052884 | FICCMS Tri Party Repo DFR_944JXN903_3.650000_2026-07-01
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000052884 | FICCMS Tri Party Repo AFR_944JXD905_3.640000_2026-07-01
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000052884 | FICCBA Tri Party Repo AFR_942NHH006_3.650000_2026-07-01
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000052884 | Goldman Sacs Tri Party DFR_99VDKE008_3.650000_2026-07-01
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000052884 | FICCUB Bi Party RepoFR_944DQXII3_3.660000_2026-07-01
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000052884 | FICCIN Tri Party Repo AFR_990ABKBQ5_3.640000_2026-07-01
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000052884 | FICCWB Tri Party Repo AFR_990AECXX1_3.640000_2026-07-01
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000052884 | FICCNT Bi Party RepoFR_954ZEB000_3.640000_2026-07-01
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000052884 | FICCNT Bi Party RepoFR_954ZEB000_3.650000_2026-07-01
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000052884 | AssetTreasury Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	32.80%
C000052884 | AssetTreasury Debt
Holdings [Line Items]
Percent of Net Asset Value	28.30%
C000052884 | AssetGovernment Agency Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000052884 | AssetGovernment Agency Debt
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000145476 | JP Morgan Sec LLC Tpr AFR_930PNJ004_3.640000_2026-07-01
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000145476 | FICCMS Tri Party Repo DFR_944JXN903_3.650000_2026-07-01
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000145476 | FICCMS Tri Party Repo AFR_944JXD905_3.640000_2026-07-01
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000145476 | FICCBA Tri Party Repo AFR_942NHH006_3.650000_2026-07-01
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000145476 | Goldman Sacs Tri Party DFR_99VDKE008_3.650000_2026-07-01
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000145476 | FICCUB Bi Party RepoFR_944DQXII3_3.660000_2026-07-01
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000145476 | FICCIN Tri Party Repo AFR_990ABKBQ5_3.640000_2026-07-01
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000145476 | FICCWB Tri Party Repo AFR_990AECXX1_3.640000_2026-07-01
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000145476 | FICCNT Bi Party RepoFR_954ZEB000_3.640000_2026-07-01
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000145476 | FICCNT Bi Party RepoFR_954ZEB000_3.650000_2026-07-01
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000145476 | AssetTreasury Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	32.80%
C000145476 | AssetTreasury Debt
Holdings [Line Items]
Percent of Net Asset Value	28.30%
C000145476 | AssetGovernment Agency Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000145476 | AssetGovernment Agency Debt
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000276761 | JP Morgan Sec LLC Tpr AFR_930PNJ004_3.640000_2026-07-01
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000276761 | FICCMS Tri Party Repo DFR_944JXN903_3.650000_2026-07-01
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000276761 | FICCMS Tri Party Repo AFR_944JXD905_3.640000_2026-07-01
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000276761 | FICCBA Tri Party Repo AFR_942NHH006_3.650000_2026-07-01
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000276761 | Goldman Sacs Tri Party DFR_99VDKE008_3.650000_2026-07-01
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000276761 | FICCUB Bi Party RepoFR_944DQXII3_3.660000_2026-07-01
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000276761 | FICCIN Tri Party Repo AFR_990ABKBQ5_3.640000_2026-07-01
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000276761 | FICCWB Tri Party Repo AFR_990AECXX1_3.640000_2026-07-01
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000276761 | FICCNT Bi Party RepoFR_954ZEB000_3.640000_2026-07-01
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000276761 | FICCNT Bi Party RepoFR_954ZEB000_3.650000_2026-07-01
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000276761 | AssetTreasury Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	32.80%
C000276761 | AssetTreasury Debt
Holdings [Line Items]
Percent of Net Asset Value	28.30%
C000276761 | AssetGovernment Agency Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000276761 | AssetGovernment Agency Debt
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000231963 | JP Morgan Sec LLC Tpr AFR_930PNJ004_3.640000_2026-07-01
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000231963 | FICCMS Tri Party Repo DFR_944JXN903_3.650000_2026-07-01
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000231963 | FICCMS Tri Party Repo AFR_944JXD905_3.640000_2026-07-01
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000231963 | FICCBA Tri Party Repo AFR_942NHH006_3.650000_2026-07-01
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000231963 | Goldman Sacs Tri Party DFR_99VDKE008_3.650000_2026-07-01
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000231963 | FICCUB Bi Party RepoFR_944DQXII3_3.660000_2026-07-01
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000231963 | FICCIN Tri Party Repo AFR_990ABKBQ5_3.640000_2026-07-01
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000231963 | FICCWB Tri Party Repo AFR_990AECXX1_3.640000_2026-07-01
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000231963 | FICCNT Bi Party RepoFR_954ZEB000_3.640000_2026-07-01
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000231963 | FICCNT Bi Party RepoFR_954ZEB000_3.650000_2026-07-01
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000231963 | AssetTreasury Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	32.80%
C000231963 | AssetTreasury Debt
Holdings [Line Items]
Percent of Net Asset Value	28.30%
C000231963 | AssetGovernment Agency Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000231963 | AssetGovernment Agency Debt
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000052883 | JP Morgan Sec LLC Tpr AFR_930PNJ004_3.640000_2026-07-01
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000052883 | FICCMS Tri Party Repo DFR_944JXN903_3.650000_2026-07-01
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000052883 | FICCMS Tri Party Repo AFR_944JXD905_3.640000_2026-07-01
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000052883 | FICCBA Tri Party Repo AFR_942NHH006_3.650000_2026-07-01
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000052883 | Goldman Sacs Tri Party DFR_99VDKE008_3.650000_2026-07-01
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000052883 | FICCUB Bi Party RepoFR_944DQXII3_3.660000_2026-07-01
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000052883 | FICCIN Tri Party Repo AFR_990ABKBQ5_3.640000_2026-07-01
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000052883 | FICCWB Tri Party Repo AFR_990AECXX1_3.640000_2026-07-01
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000052883 | FICCNT Bi Party RepoFR_954ZEB000_3.640000_2026-07-01
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000052883 | FICCNT Bi Party RepoFR_954ZEB000_3.650000_2026-07-01
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000052883 | AssetTreasury Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	32.80%
C000052883 | AssetTreasury Debt
Holdings [Line Items]
Percent of Net Asset Value	28.30%
C000052883 | AssetGovernment Agency Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000052883 | AssetGovernment Agency Debt
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000069459 | JP Morgan Sec LLC Tpr AFR_930PNJ004_3.640000_2026-07-01
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000069459 | FICCMS Tri Party Repo DFR_944JXN903_3.650000_2026-07-01
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000069459 | FICCMS Tri Party Repo AFR_944JXD905_3.640000_2026-07-01
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000069459 | FICCBA Tri Party Repo AFR_942NHH006_3.650000_2026-07-01
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000069459 | Goldman Sacs Tri Party DFR_99VDKE008_3.650000_2026-07-01
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000069459 | FICCUB Bi Party RepoFR_944DQXII3_3.660000_2026-07-01
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000069459 | FICCIN Tri Party Repo AFR_990ABKBQ5_3.640000_2026-07-01
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000069459 | FICCWB Tri Party Repo AFR_990AECXX1_3.640000_2026-07-01
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000069459 | FICCNT Bi Party RepoFR_954ZEB000_3.640000_2026-07-01
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000069459 | FICCNT Bi Party RepoFR_954ZEB000_3.650000_2026-07-01
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000069459 | AssetTreasury Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	32.80%
C000069459 | AssetTreasury Debt
Holdings [Line Items]
Percent of Net Asset Value	28.30%
C000069459 | AssetGovernment Agency Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000069459 | AssetGovernment Agency Debt
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000261738 | JP Morgan Sec LLC Tpr AFR_930PNJ004_3.640000_2026-07-01
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000261738 | FICCMS Tri Party Repo DFR_944JXN903_3.650000_2026-07-01
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000261738 | FICCMS Tri Party Repo AFR_944JXD905_3.640000_2026-07-01
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000261738 | FICCBA Tri Party Repo AFR_942NHH006_3.650000_2026-07-01
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000261738 | Goldman Sacs Tri Party DFR_99VDKE008_3.650000_2026-07-01
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000261738 | FICCUB Bi Party RepoFR_944DQXII3_3.660000_2026-07-01
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000261738 | FICCIN Tri Party Repo AFR_990ABKBQ5_3.640000_2026-07-01
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000261738 | FICCWB Tri Party Repo AFR_990AECXX1_3.640000_2026-07-01
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000261738 | FICCNT Bi Party RepoFR_954ZEB000_3.640000_2026-07-01
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000261738 | FICCNT Bi Party RepoFR_954ZEB000_3.650000_2026-07-01
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000261738 | AssetTreasury Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	32.80%
C000261738 | AssetTreasury Debt
Holdings [Line Items]
Percent of Net Asset Value	28.30%
C000261738 | AssetGovernment Agency Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000261738 | AssetGovernment Agency Debt
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000158901 | Space Exploration Technologies Corp.FR_84615Q103
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000158901 | Snowflake, Inc.FR_833445109
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000158901 | Bloom Energy Corp.FR_093712107
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000158901 | Cloudflare, Inc.FR_18915M107
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000158901 | Astera Labs, Inc.FR_04626A103
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000158901 | Spotify Technology SAFR_L8681T102
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000158901 | Rocket Lab Corp.FR_773121108
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000158901 | Cheniere Energy, Inc.FR_16411R208
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000158901 | NU Holdings Ltd.FR_G6683N103
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000158901 | Ferguson Enterprises, Inc.FR_31488V107
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000158901 | IndustryBiotechnology
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000158901 | IndustryBanks
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000158901 | IndustrySoftware
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000158901 | IndustrySemiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000158901 | IndustryAerospace & Defense
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000158901 | IndustryIT Services
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000158901 | IndustryMachinery
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000158901 | IndustryOil, Gas & Consumable Fuels
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000158901 | IndustryElectronic Equipment, Instruments & Components
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000158901 | IndustryCapital Markets
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000158902 | Space Exploration Technologies Corp.FR_84615Q103
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000158902 | Snowflake, Inc.FR_833445109
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000158902 | Bloom Energy Corp.FR_093712107
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000158902 | Cloudflare, Inc.FR_18915M107
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000158902 | Astera Labs, Inc.FR_04626A103
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000158902 | Spotify Technology SAFR_L8681T102
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000158902 | Rocket Lab Corp.FR_773121108
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000158902 | Cheniere Energy, Inc.FR_16411R208
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000158902 | NU Holdings Ltd.FR_G6683N103
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000158902 | Ferguson Enterprises, Inc.FR_31488V107
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000158902 | IndustryBiotechnology
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000158902 | IndustryBanks
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000158902 | IndustrySoftware
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000158902 | IndustrySemiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000158902 | IndustryAerospace & Defense
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000158902 | IndustryIT Services
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000158902 | IndustryMachinery
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000158902 | IndustryOil, Gas & Consumable Fuels
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000158902 | IndustryElectronic Equipment, Instruments & Components
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000158902 | IndustryCapital Markets
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000158903 | Space Exploration Technologies Corp.FR_84615Q103
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000158903 | Snowflake, Inc.FR_833445109
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000158903 | Bloom Energy Corp.FR_093712107
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000158903 | Cloudflare, Inc.FR_18915M107
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000158903 | Astera Labs, Inc.FR_04626A103
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000158903 | Spotify Technology SAFR_L8681T102
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000158903 | Rocket Lab Corp.FR_773121108
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000158903 | Cheniere Energy, Inc.FR_16411R208
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000158903 | NU Holdings Ltd.FR_G6683N103
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000158903 | Ferguson Enterprises, Inc.FR_31488V107
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000158903 | IndustryBiotechnology
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000158903 | IndustryBanks
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000158903 | IndustrySoftware
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000158903 | IndustrySemiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000158903 | IndustryAerospace & Defense
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000158903 | IndustryIT Services
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000158903 | IndustryMachinery
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000158903 | IndustryOil, Gas & Consumable Fuels
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000158903 | IndustryElectronic Equipment, Instruments & Components
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000158903 | IndustryCapital Markets
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000158904 | Space Exploration Technologies Corp.FR_84615Q103
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000158904 | Snowflake, Inc.FR_833445109
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000158904 | Bloom Energy Corp.FR_093712107
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000158904 | Cloudflare, Inc.FR_18915M107
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000158904 | Astera Labs, Inc.FR_04626A103
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000158904 | Spotify Technology SAFR_L8681T102
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000158904 | Rocket Lab Corp.FR_773121108
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000158904 | Cheniere Energy, Inc.FR_16411R208
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000158904 | NU Holdings Ltd.FR_G6683N103
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000158904 | Ferguson Enterprises, Inc.FR_31488V107
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000158904 | IndustryBiotechnology
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000158904 | IndustryBanks
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000158904 | IndustrySoftware
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000158904 | IndustrySemiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000158904 | IndustryAerospace & Defense
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000158904 | IndustryIT Services
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000158904 | IndustryMachinery
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000158904 | IndustryOil, Gas & Consumable Fuels
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000158904 | IndustryElectronic Equipment, Instruments & Components
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000158904 | IndustryCapital Markets
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000232295 | State Street Aggregate Bond Index PortfolioFR_85749T772
Holdings [Line Items]
Percent of Net Asset Value	21.10%
C000232295 | State Street Equity 500 Index II PortfolioFR_85749T756
Holdings [Line Items]
Percent of Net Asset Value	19.60%
C000232295 | State Street SPDR Bloomberg 1-10 Year TIPS ETFFR_78468R861
Holdings [Line Items]
Percent of Net Asset Value	17.90%
C000232295 | State Street Global All Cap Equity ex-U.S. Index PortfolioFR_85749T764
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000232295 | State Street SPDR Portfolio Short Term Treasury ETFFR_78468R101
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000232295 | State Street SPDR Bloomberg High Yield Bond ETFFR_78468R622
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000232295 | State Street SPDR Dow Jones Global Real Estate ETFFR_78463X749
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000232295 | State Street SPDR Bloomberg Enhanced Roll Yield Commodity Strategy No. K-1 ETFFR_78468R440
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000232295 | State Street Small/Mid Cap Equity Index PortfolioFR_85749T707
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000232295 | State Street SPDR Portfolio Short Term Corporate Bond ETFFR_78464A474
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000232295 | IndustryDomestic Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	41.40%
C000232295 | IndustryDomestic Equity
Holdings [Line Items]
Percent of Net Asset Value	22.00%
C000232295 | IndustryInflation Linked
Holdings [Line Items]
Percent of Net Asset Value	17.90%
C000232295 | IndustryInternational Equity
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000232295 | IndustryReal Estate
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000232295 | IndustryShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000143868 | State Street Aggregate Bond Index PortfolioFR_85749T772
Holdings [Line Items]
Percent of Net Asset Value	21.10%
C000143868 | State Street Equity 500 Index II PortfolioFR_85749T756
Holdings [Line Items]
Percent of Net Asset Value	19.60%
C000143868 | State Street SPDR Bloomberg 1-10 Year TIPS ETFFR_78468R861
Holdings [Line Items]
Percent of Net Asset Value	17.90%
C000143868 | State Street Global All Cap Equity ex-U.S. Index PortfolioFR_85749T764
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000143868 | State Street SPDR Portfolio Short Term Treasury ETFFR_78468R101
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000143868 | State Street SPDR Bloomberg High Yield Bond ETFFR_78468R622
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000143868 | State Street SPDR Dow Jones Global Real Estate ETFFR_78463X749
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000143868 | State Street SPDR Bloomberg Enhanced Roll Yield Commodity Strategy No. K-1 ETFFR_78468R440
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000143868 | State Street Small/Mid Cap Equity Index PortfolioFR_85749T707
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000143868 | State Street SPDR Portfolio Short Term Corporate Bond ETFFR_78464A474
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000143868 | IndustryDomestic Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	41.40%
C000143868 | IndustryDomestic Equity
Holdings [Line Items]
Percent of Net Asset Value	22.00%
C000143868 | IndustryInflation Linked
Holdings [Line Items]
Percent of Net Asset Value	17.90%
C000143868 | IndustryInternational Equity
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000143868 | IndustryReal Estate
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000143868 | IndustryShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000143869 | State Street Aggregate Bond Index PortfolioFR_85749T772
Holdings [Line Items]
Percent of Net Asset Value	21.10%
C000143869 | State Street Equity 500 Index II PortfolioFR_85749T756
Holdings [Line Items]
Percent of Net Asset Value	19.60%
C000143869 | State Street SPDR Bloomberg 1-10 Year TIPS ETFFR_78468R861
Holdings [Line Items]
Percent of Net Asset Value	17.90%
C000143869 | State Street Global All Cap Equity ex-U.S. Index PortfolioFR_85749T764
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000143869 | State Street SPDR Portfolio Short Term Treasury ETFFR_78468R101
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000143869 | State Street SPDR Bloomberg High Yield Bond ETFFR_78468R622
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000143869 | State Street SPDR Dow Jones Global Real Estate ETFFR_78463X749
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000143869 | State Street SPDR Bloomberg Enhanced Roll Yield Commodity Strategy No. K-1 ETFFR_78468R440
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000143869 | State Street Small/Mid Cap Equity Index PortfolioFR_85749T707
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000143869 | State Street SPDR Portfolio Short Term Corporate Bond ETFFR_78464A474
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000143869 | IndustryDomestic Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	41.40%
C000143869 | IndustryDomestic Equity
Holdings [Line Items]
Percent of Net Asset Value	22.00%
C000143869 | IndustryInflation Linked
Holdings [Line Items]
Percent of Net Asset Value	17.90%
C000143869 | IndustryInternational Equity
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000143869 | IndustryReal Estate
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000143869 | IndustryShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000232296 | State Street Aggregate Bond Index PortfolioFR_85749T772
Holdings [Line Items]
Percent of Net Asset Value	19.80%
C000232296 | State Street Equity 500 Index II PortfolioFR_85749T756
Holdings [Line Items]
Percent of Net Asset Value	27.40%
C000232296 | State Street SPDR Bloomberg 1-10 Year TIPS ETFFR_78468R861
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000232296 | State Street Global All Cap Equity ex-U.S. Index PortfolioFR_85749T764
Holdings [Line Items]
Percent of Net Asset Value	21.00%
C000232296 | State Street SPDR Portfolio Short Term Treasury ETFFR_78468R101
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000232296 | State Street SPDR Bloomberg High Yield Bond ETFFR_78468R622
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000232296 | State Street SPDR Dow Jones Global Real Estate ETFFR_78463X749
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000232296 | State Street SPDR Bloomberg Enhanced Roll Yield Commodity Strategy No. K-1 ETFFR_78468R440
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000232296 | State Street Small/Mid Cap Equity Index PortfolioFR_85749T707
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000232296 | State Street SPDR Portfolio Long Term Treasury ETFFR_78464A664
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000232296 | IndustryDomestic Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	32.20%
C000232296 | IndustryDomestic Equity
Holdings [Line Items]
Percent of Net Asset Value	31.40%
C000232296 | IndustryInflation Linked
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000232296 | IndustryInternational Equity
Holdings [Line Items]
Percent of Net Asset Value	21.00%
C000232296 | IndustryReal Estate
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000232296 | IndustryShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000143872 | State Street Aggregate Bond Index PortfolioFR_85749T772
Holdings [Line Items]
Percent of Net Asset Value	19.80%
C000143872 | State Street Equity 500 Index II PortfolioFR_85749T756
Holdings [Line Items]
Percent of Net Asset Value	27.40%
C000143872 | State Street SPDR Bloomberg 1-10 Year TIPS ETFFR_78468R861
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000143872 | State Street Global All Cap Equity ex-U.S. Index PortfolioFR_85749T764
Holdings [Line Items]
Percent of Net Asset Value	21.00%
C000143872 | State Street SPDR Portfolio Short Term Treasury ETFFR_78468R101
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000143872 | State Street SPDR Bloomberg High Yield Bond ETFFR_78468R622
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000143872 | State Street SPDR Dow Jones Global Real Estate ETFFR_78463X749
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000143872 | State Street SPDR Bloomberg Enhanced Roll Yield Commodity Strategy No. K-1 ETFFR_78468R440
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000143872 | State Street Small/Mid Cap Equity Index PortfolioFR_85749T707
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000143872 | State Street SPDR Portfolio Long Term Treasury ETFFR_78464A664
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000143872 | IndustryDomestic Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	32.20%
C000143872 | IndustryDomestic Equity
Holdings [Line Items]
Percent of Net Asset Value	31.40%
C000143872 | IndustryInflation Linked
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000143872 | IndustryInternational Equity
Holdings [Line Items]
Percent of Net Asset Value	21.00%
C000143872 | IndustryReal Estate
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000143872 | IndustryShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000143873 | State Street Aggregate Bond Index PortfolioFR_85749T772
Holdings [Line Items]
Percent of Net Asset Value	19.80%
C000143873 | State Street Equity 500 Index II PortfolioFR_85749T756
Holdings [Line Items]
Percent of Net Asset Value	27.40%
C000143873 | State Street SPDR Bloomberg 1-10 Year TIPS ETFFR_78468R861
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000143873 | State Street Global All Cap Equity ex-U.S. Index PortfolioFR_85749T764
Holdings [Line Items]
Percent of Net Asset Value	21.00%
C000143873 | State Street SPDR Portfolio Short Term Treasury ETFFR_78468R101
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000143873 | State Street SPDR Bloomberg High Yield Bond ETFFR_78468R622
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000143873 | State Street SPDR Dow Jones Global Real Estate ETFFR_78463X749
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000143873 | State Street SPDR Bloomberg Enhanced Roll Yield Commodity Strategy No. K-1 ETFFR_78468R440
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000143873 | State Street Small/Mid Cap Equity Index PortfolioFR_85749T707
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000143873 | State Street SPDR Portfolio Long Term Treasury ETFFR_78464A664
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000143873 | IndustryDomestic Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	32.20%
C000143873 | IndustryDomestic Equity
Holdings [Line Items]
Percent of Net Asset Value	31.40%
C000143873 | IndustryInflation Linked
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000143873 | IndustryInternational Equity
Holdings [Line Items]
Percent of Net Asset Value	21.00%
C000143873 | IndustryReal Estate
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000143873 | IndustryShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000232297 | State Street Aggregate Bond Index PortfolioFR_85749T772
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000232297 | State Street Equity 500 Index II PortfolioFR_85749T756
Holdings [Line Items]
Percent of Net Asset Value	33.10%
C000232297 | State Street SPDR Bloomberg 1-10 Year TIPS ETFFR_78468R861
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000232297 | State Street Global All Cap Equity ex-U.S. Index PortfolioFR_85749T764
Holdings [Line Items]
Percent of Net Asset Value	28.00%
C000232297 | State Street SPDR Bloomberg High Yield Bond ETFFR_78468R622
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000232297 | State Street SPDR Dow Jones Global Real Estate ETFFR_78463X749
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000232297 | State Street Small/Mid Cap Equity Index PortfolioFR_85749T707
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000232297 | State Street SPDR Portfolio Long Term Treasury ETFFR_78464A664
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000232297 | IndustryDomestic Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	29.20%
C000232297 | IndustryDomestic Equity
Holdings [Line Items]
Percent of Net Asset Value	39.00%
C000232297 | IndustryInflation Linked
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000232297 | IndustryInternational Equity
Holdings [Line Items]
Percent of Net Asset Value	28.00%
C000232297 | IndustryReal Estate
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000232297 | IndustryShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000143876 | State Street Aggregate Bond Index PortfolioFR_85749T772
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000143876 | State Street Equity 500 Index II PortfolioFR_85749T756
Holdings [Line Items]
Percent of Net Asset Value	33.10%
C000143876 | State Street SPDR Bloomberg 1-10 Year TIPS ETFFR_78468R861
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000143876 | State Street Global All Cap Equity ex-U.S. Index PortfolioFR_85749T764
Holdings [Line Items]
Percent of Net Asset Value	28.00%
C000143876 | State Street SPDR Bloomberg High Yield Bond ETFFR_78468R622
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000143876 | State Street SPDR Dow Jones Global Real Estate ETFFR_78463X749
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000143876 | State Street Small/Mid Cap Equity Index PortfolioFR_85749T707
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000143876 | State Street SPDR Portfolio Long Term Treasury ETFFR_78464A664
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000143876 | IndustryDomestic Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	29.20%
C000143876 | IndustryDomestic Equity
Holdings [Line Items]
Percent of Net Asset Value	39.00%
C000143876 | IndustryInflation Linked
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000143876 | IndustryInternational Equity
Holdings [Line Items]
Percent of Net Asset Value	28.00%
C000143876 | IndustryReal Estate
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000143876 | IndustryShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000143877 | State Street Aggregate Bond Index PortfolioFR_85749T772
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000143877 | State Street Equity 500 Index II PortfolioFR_85749T756
Holdings [Line Items]
Percent of Net Asset Value	33.10%
C000143877 | State Street SPDR Bloomberg 1-10 Year TIPS ETFFR_78468R861
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000143877 | State Street Global All Cap Equity ex-U.S. Index PortfolioFR_85749T764
Holdings [Line Items]
Percent of Net Asset Value	28.00%
C000143877 | State Street SPDR Bloomberg High Yield Bond ETFFR_78468R622
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000143877 | State Street SPDR Dow Jones Global Real Estate ETFFR_78463X749
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000143877 | State Street Small/Mid Cap Equity Index PortfolioFR_85749T707
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000143877 | State Street SPDR Portfolio Long Term Treasury ETFFR_78464A664
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000143877 | IndustryDomestic Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	29.20%
C000143877 | IndustryDomestic Equity
Holdings [Line Items]
Percent of Net Asset Value	39.00%
C000143877 | IndustryInflation Linked
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000143877 | IndustryInternational Equity
Holdings [Line Items]
Percent of Net Asset Value	28.00%
C000143877 | IndustryReal Estate
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000143877 | IndustryShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000232298 | State Street Aggregate Bond Index PortfolioFR_85749T772
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000232298 | State Street Equity 500 Index II PortfolioFR_85749T756
Holdings [Line Items]
Percent of Net Asset Value	35.90%
C000232298 | State Street Global All Cap Equity ex-U.S. Index PortfolioFR_85749T764
Holdings [Line Items]
Percent of Net Asset Value	31.80%
C000232298 | State Street SPDR Bloomberg High Yield Bond ETFFR_78468R622
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000232298 | State Street Small/Mid Cap Equity Index PortfolioFR_85749T707
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000232298 | State Street SPDR Portfolio Long Term Treasury ETFFR_78464A664
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000232298 | IndustryDomestic Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	24.70%
C000232298 | IndustryDomestic Equity
Holdings [Line Items]
Percent of Net Asset Value	43.40%
C000232298 | IndustryInternational Equity
Holdings [Line Items]
Percent of Net Asset Value	31.70%
C000232298 | IndustryShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000143880 | State Street Aggregate Bond Index PortfolioFR_85749T772
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000143880 | State Street Equity 500 Index II PortfolioFR_85749T756
Holdings [Line Items]
Percent of Net Asset Value	35.90%
C000143880 | State Street Global All Cap Equity ex-U.S. Index PortfolioFR_85749T764
Holdings [Line Items]
Percent of Net Asset Value	31.80%
C000143880 | State Street SPDR Bloomberg High Yield Bond ETFFR_78468R622
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000143880 | State Street Small/Mid Cap Equity Index PortfolioFR_85749T707
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000143880 | State Street SPDR Portfolio Long Term Treasury ETFFR_78464A664
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000143880 | IndustryDomestic Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	24.70%
C000143880 | IndustryDomestic Equity
Holdings [Line Items]
Percent of Net Asset Value	43.40%
C000143880 | IndustryInternational Equity
Holdings [Line Items]
Percent of Net Asset Value	31.70%
C000143880 | IndustryShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000143881 | State Street Aggregate Bond Index PortfolioFR_85749T772
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000143881 | State Street Equity 500 Index II PortfolioFR_85749T756
Holdings [Line Items]
Percent of Net Asset Value	35.90%
C000143881 | State Street Global All Cap Equity ex-U.S. Index PortfolioFR_85749T764
Holdings [Line Items]
Percent of Net Asset Value	31.80%
C000143881 | State Street SPDR Bloomberg High Yield Bond ETFFR_78468R622
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000143881 | State Street Small/Mid Cap Equity Index PortfolioFR_85749T707
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000143881 | State Street SPDR Portfolio Long Term Treasury ETFFR_78464A664
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000143881 | IndustryDomestic Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	24.70%
C000143881 | IndustryDomestic Equity
Holdings [Line Items]
Percent of Net Asset Value	43.40%
C000143881 | IndustryInternational Equity
Holdings [Line Items]
Percent of Net Asset Value	31.70%
C000143881 | IndustryShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000232299 | State Street Aggregate Bond Index PortfolioFR_85749T772
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000232299 | State Street Equity 500 Index II PortfolioFR_85749T756
Holdings [Line Items]
Percent of Net Asset Value	37.90%
C000232299 | State Street Global All Cap Equity ex-U.S. Index PortfolioFR_85749T764
Holdings [Line Items]
Percent of Net Asset Value	34.60%
C000232299 | State Street Small/Mid Cap Equity Index PortfolioFR_85749T707
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000232299 | State Street SPDR Portfolio Long Term Treasury ETFFR_78464A664
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000232299 | IndustryDomestic Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000232299 | IndustryDomestic Equity
Holdings [Line Items]
Percent of Net Asset Value	47.20%
C000232299 | IndustryInternational Equity
Holdings [Line Items]
Percent of Net Asset Value	34.60%
C000232299 | IndustryShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000143884 | State Street Aggregate Bond Index PortfolioFR_85749T772
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000143884 | State Street Equity 500 Index II PortfolioFR_85749T756
Holdings [Line Items]
Percent of Net Asset Value	37.90%
C000143884 | State Street Global All Cap Equity ex-U.S. Index PortfolioFR_85749T764
Holdings [Line Items]
Percent of Net Asset Value	34.60%
C000143884 | State Street Small/Mid Cap Equity Index PortfolioFR_85749T707
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000143884 | State Street SPDR Portfolio Long Term Treasury ETFFR_78464A664
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000143884 | IndustryDomestic Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000143884 | IndustryDomestic Equity
Holdings [Line Items]
Percent of Net Asset Value	47.20%
C000143884 | IndustryInternational Equity
Holdings [Line Items]
Percent of Net Asset Value	34.60%
C000143884 | IndustryShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000143885 | State Street Aggregate Bond Index PortfolioFR_85749T772
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000143885 | State Street Equity 500 Index II PortfolioFR_85749T756
Holdings [Line Items]
Percent of Net Asset Value	37.90%
C000143885 | State Street Global All Cap Equity ex-U.S. Index PortfolioFR_85749T764
Holdings [Line Items]
Percent of Net Asset Value	34.60%
C000143885 | State Street Small/Mid Cap Equity Index PortfolioFR_85749T707
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000143885 | State Street SPDR Portfolio Long Term Treasury ETFFR_78464A664
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000143885 | IndustryDomestic Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000143885 | IndustryDomestic Equity
Holdings [Line Items]
Percent of Net Asset Value	47.20%
C000143885 | IndustryInternational Equity
Holdings [Line Items]
Percent of Net Asset Value	34.60%
C000143885 | IndustryShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000232290 | State Street Aggregate Bond Index PortfolioFR_85749T772
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000232290 | State Street Equity 500 Index II PortfolioFR_85749T756
Holdings [Line Items]
Percent of Net Asset Value	38.70%
C000232290 | State Street Global All Cap Equity ex-U.S. Index PortfolioFR_85749T764
Holdings [Line Items]
Percent of Net Asset Value	36.70%
C000232290 | State Street Small/Mid Cap Equity Index PortfolioFR_85749T707
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000232290 | State Street SPDR Portfolio Long Term Treasury ETFFR_78464A664
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000232290 | IndustryDomestic Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000232290 | IndustryDomestic Equity
Holdings [Line Items]
Percent of Net Asset Value	50.10%
C000232290 | IndustryInternational Equity
Holdings [Line Items]
Percent of Net Asset Value	36.70%
C000232290 | IndustryShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000143828 | State Street Aggregate Bond Index PortfolioFR_85749T772
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000143828 | State Street Equity 500 Index II PortfolioFR_85749T756
Holdings [Line Items]
Percent of Net Asset Value	38.70%
C000143828 | State Street Global All Cap Equity ex-U.S. Index PortfolioFR_85749T764
Holdings [Line Items]
Percent of Net Asset Value	36.70%
C000143828 | State Street Small/Mid Cap Equity Index PortfolioFR_85749T707
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000143828 | State Street SPDR Portfolio Long Term Treasury ETFFR_78464A664
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000143828 | IndustryDomestic Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000143828 | IndustryDomestic Equity
Holdings [Line Items]
Percent of Net Asset Value	50.10%
C000143828 | IndustryInternational Equity
Holdings [Line Items]
Percent of Net Asset Value	36.70%
C000143828 | IndustryShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000143829 | State Street Aggregate Bond Index PortfolioFR_85749T772
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000143829 | State Street Equity 500 Index II PortfolioFR_85749T756
Holdings [Line Items]
Percent of Net Asset Value	38.70%
C000143829 | State Street Global All Cap Equity ex-U.S. Index PortfolioFR_85749T764
Holdings [Line Items]
Percent of Net Asset Value	36.70%
C000143829 | State Street Small/Mid Cap Equity Index PortfolioFR_85749T707
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000143829 | State Street SPDR Portfolio Long Term Treasury ETFFR_78464A664
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000143829 | IndustryDomestic Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000143829 | IndustryDomestic Equity
Holdings [Line Items]
Percent of Net Asset Value	50.10%
C000143829 | IndustryInternational Equity
Holdings [Line Items]
Percent of Net Asset Value	36.70%
C000143829 | IndustryShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000232291 | State Street Equity 500 Index II PortfolioFR_85749T756
Holdings [Line Items]
Percent of Net Asset Value	39.10%
C000232291 | State Street Global All Cap Equity ex-U.S. Index PortfolioFR_85749T764
Holdings [Line Items]
Percent of Net Asset Value	38.10%
C000232291 | State Street Small/Mid Cap Equity Index PortfolioFR_85749T707
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000232291 | State Street SPDR Portfolio Long Term Treasury ETFFR_78464A664
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000232291 | IndustryDomestic Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000232291 | IndustryDomestic Equity
Holdings [Line Items]
Percent of Net Asset Value	52.10%
C000232291 | IndustryInternational Equity
Holdings [Line Items]
Percent of Net Asset Value	38.10%
C000232291 | IndustryShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000143832 | State Street Equity 500 Index II PortfolioFR_85749T756
Holdings [Line Items]
Percent of Net Asset Value	39.10%
C000143832 | State Street Global All Cap Equity ex-U.S. Index PortfolioFR_85749T764
Holdings [Line Items]
Percent of Net Asset Value	38.10%
C000143832 | State Street Small/Mid Cap Equity Index PortfolioFR_85749T707
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000143832 | State Street SPDR Portfolio Long Term Treasury ETFFR_78464A664
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000143832 | IndustryDomestic Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000143832 | IndustryDomestic Equity
Holdings [Line Items]
Percent of Net Asset Value	52.10%
C000143832 | IndustryInternational Equity
Holdings [Line Items]
Percent of Net Asset Value	38.10%
C000143832 | IndustryShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000143833 | State Street Equity 500 Index II PortfolioFR_85749T756
Holdings [Line Items]
Percent of Net Asset Value	39.10%
C000143833 | State Street Global All Cap Equity ex-U.S. Index PortfolioFR_85749T764
Holdings [Line Items]
Percent of Net Asset Value	38.10%
C000143833 | State Street Small/Mid Cap Equity Index PortfolioFR_85749T707
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000143833 | State Street SPDR Portfolio Long Term Treasury ETFFR_78464A664
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000143833 | IndustryDomestic Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000143833 | IndustryDomestic Equity
Holdings [Line Items]
Percent of Net Asset Value	52.10%
C000143833 | IndustryInternational Equity
Holdings [Line Items]
Percent of Net Asset Value	38.10%
C000143833 | IndustryShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000232292 | State Street Equity 500 Index II PortfolioFR_85749T756
Holdings [Line Items]
Percent of Net Asset Value	39.10%
C000232292 | State Street Global All Cap Equity ex-U.S. Index PortfolioFR_85749T764
Holdings [Line Items]
Percent of Net Asset Value	38.10%
C000232292 | State Street Small/Mid Cap Equity Index PortfolioFR_85749T707
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000232292 | State Street SPDR Portfolio Long Term Treasury ETFFR_78464A664
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000232292 | IndustryDomestic Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000232292 | IndustryDomestic Equity
Holdings [Line Items]
Percent of Net Asset Value	52.10%
C000232292 | IndustryInternational Equity
Holdings [Line Items]
Percent of Net Asset Value	38.10%
C000232292 | IndustryShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000143836 | State Street Equity 500 Index II PortfolioFR_85749T756
Holdings [Line Items]
Percent of Net Asset Value	39.10%
C000143836 | State Street Global All Cap Equity ex-U.S. Index PortfolioFR_85749T764
Holdings [Line Items]
Percent of Net Asset Value	38.10%
C000143836 | State Street Small/Mid Cap Equity Index PortfolioFR_85749T707
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000143836 | State Street SPDR Portfolio Long Term Treasury ETFFR_78464A664
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000143836 | IndustryDomestic Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000143836 | IndustryDomestic Equity
Holdings [Line Items]
Percent of Net Asset Value	52.10%
C000143836 | IndustryInternational Equity
Holdings [Line Items]
Percent of Net Asset Value	38.10%
C000143836 | IndustryShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000143837 | State Street Equity 500 Index II PortfolioFR_85749T756
Holdings [Line Items]
Percent of Net Asset Value	39.10%
C000143837 | State Street Global All Cap Equity ex-U.S. Index PortfolioFR_85749T764
Holdings [Line Items]
Percent of Net Asset Value	38.10%
C000143837 | State Street Small/Mid Cap Equity Index PortfolioFR_85749T707
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000143837 | State Street SPDR Portfolio Long Term Treasury ETFFR_78464A664
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000143837 | IndustryDomestic Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000143837 | IndustryDomestic Equity
Holdings [Line Items]
Percent of Net Asset Value	52.10%
C000143837 | IndustryInternational Equity
Holdings [Line Items]
Percent of Net Asset Value	38.10%
C000143837 | IndustryShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000232300 | State Street Equity 500 Index II PortfolioFR_85749T756
Holdings [Line Items]
Percent of Net Asset Value	39.00%
C000232300 | State Street Global All Cap Equity ex-U.S. Index PortfolioFR_85749T764
Holdings [Line Items]
Percent of Net Asset Value	38.10%
C000232300 | State Street Small/Mid Cap Equity Index PortfolioFR_85749T707
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000232300 | State Street SPDR Portfolio Long Term Treasury ETFFR_78464A664
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000232300 | IndustryDomestic Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000232300 | IndustryDomestic Equity
Holdings [Line Items]
Percent of Net Asset Value	52.00%
C000232300 | IndustryInternational Equity
Holdings [Line Items]
Percent of Net Asset Value	38.10%
C000232300 | IndustryShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000216582 | State Street Equity 500 Index II PortfolioFR_85749T756
Holdings [Line Items]
Percent of Net Asset Value	39.00%
C000216582 | State Street Global All Cap Equity ex-U.S. Index PortfolioFR_85749T764
Holdings [Line Items]
Percent of Net Asset Value	38.10%
C000216582 | State Street Small/Mid Cap Equity Index PortfolioFR_85749T707
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000216582 | State Street SPDR Portfolio Long Term Treasury ETFFR_78464A664
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000216582 | IndustryDomestic Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000216582 | IndustryDomestic Equity
Holdings [Line Items]
Percent of Net Asset Value	52.00%
C000216582 | IndustryInternational Equity
Holdings [Line Items]
Percent of Net Asset Value	38.10%
C000216582 | IndustryShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000216583 | State Street Equity 500 Index II PortfolioFR_85749T756
Holdings [Line Items]
Percent of Net Asset Value	39.00%
C000216583 | State Street Global All Cap Equity ex-U.S. Index PortfolioFR_85749T764
Holdings [Line Items]
Percent of Net Asset Value	38.10%
C000216583 | State Street Small/Mid Cap Equity Index PortfolioFR_85749T707
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000216583 | State Street SPDR Portfolio Long Term Treasury ETFFR_78464A664
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000216583 | IndustryDomestic Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000216583 | IndustryDomestic Equity
Holdings [Line Items]
Percent of Net Asset Value	52.00%
C000216583 | IndustryInternational Equity
Holdings [Line Items]
Percent of Net Asset Value	38.10%
C000216583 | IndustryShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000253750 | State Street Equity 500 Index II PortfolioFR_85749T756
Holdings [Line Items]
Percent of Net Asset Value	39.00%
C000253750 | State Street Global All Cap Equity ex-U.S. Index PortfolioFR_85749T764
Holdings [Line Items]
Percent of Net Asset Value	38.20%
C000253750 | State Street Small/Mid Cap Equity Index PortfolioFR_85749T707
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000253750 | State Street SPDR Portfolio Long Term Treasury ETFFR_78464A664
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000253750 | IndustryDomestic Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000253750 | IndustryDomestic Equity
Holdings [Line Items]
Percent of Net Asset Value	51.90%
C000253750 | IndustryInternational Equity
Holdings [Line Items]
Percent of Net Asset Value	38.20%
C000253750 | IndustryShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000253751 | State Street Equity 500 Index II PortfolioFR_85749T756
Holdings [Line Items]
Percent of Net Asset Value	39.00%
C000253751 | State Street Global All Cap Equity ex-U.S. Index PortfolioFR_85749T764
Holdings [Line Items]
Percent of Net Asset Value	38.20%
C000253751 | State Street Small/Mid Cap Equity Index PortfolioFR_85749T707
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000253751 | State Street SPDR Portfolio Long Term Treasury ETFFR_78464A664
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000253751 | IndustryDomestic Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000253751 | IndustryDomestic Equity
Holdings [Line Items]
Percent of Net Asset Value	51.90%
C000253751 | IndustryInternational Equity
Holdings [Line Items]
Percent of Net Asset Value	38.20%
C000253751 | IndustryShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000253749 | State Street Equity 500 Index II PortfolioFR_85749T756
Holdings [Line Items]
Percent of Net Asset Value	39.00%
C000253749 | State Street Global All Cap Equity ex-U.S. Index PortfolioFR_85749T764
Holdings [Line Items]
Percent of Net Asset Value	38.20%
C000253749 | State Street Small/Mid Cap Equity Index PortfolioFR_85749T707
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000253749 | State Street SPDR Portfolio Long Term Treasury ETFFR_78464A664
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000253749 | IndustryDomestic Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000253749 | IndustryDomestic Equity
Holdings [Line Items]
Percent of Net Asset Value	51.90%
C000253749 | IndustryInternational Equity
Holdings [Line Items]
Percent of Net Asset Value	38.20%
C000253749 | IndustryShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000232293 | State Street Aggregate Bond Index PortfolioFR_85749T772
Holdings [Line Items]
Percent of Net Asset Value	19.90%
C000232293 | State Street Equity 500 Index II PortfolioFR_85749T756
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000232293 | State Street SPDR Bloomberg 1-10 Year TIPS ETFFR_78468R861
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000232293 | State Street Global All Cap Equity ex-U.S. Index PortfolioFR_85749T764
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000232293 | State Street SPDR Portfolio Short Term Treasury ETFFR_78468R101
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000232293 | State Street SPDR Bloomberg High Yield Bond ETFFR_78468R622
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000232293 | State Street SPDR Dow Jones Global Real Estate ETFFR_78463X749
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000232293 | State Street SPDR Bloomberg Enhanced Roll Yield Commodity Strategy No. K-1 ETFFR_78468R440
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000232293 | State Street Small/Mid Cap Equity Index PortfolioFR_85749T707
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000232293 | State Street SPDR Portfolio Short Term Corporate Bond ETFFR_78464A474
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000232293 | IndustryDomestic Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	50.10%
C000232293 | IndustryDomestic Equity
Holdings [Line Items]
Percent of Net Asset Value	16.70%
C000232293 | IndustryInflation Linked
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000232293 | IndustryInternational Equity
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000232293 | IndustryReal Estate
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000232293 | IndustryShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000143856 | State Street Aggregate Bond Index PortfolioFR_85749T772
Holdings [Line Items]
Percent of Net Asset Value	19.90%
C000143856 | State Street Equity 500 Index II PortfolioFR_85749T756
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000143856 | State Street SPDR Bloomberg 1-10 Year TIPS ETFFR_78468R861
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000143856 | State Street Global All Cap Equity ex-U.S. Index PortfolioFR_85749T764
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000143856 | State Street SPDR Portfolio Short Term Treasury ETFFR_78468R101
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000143856 | State Street SPDR Bloomberg High Yield Bond ETFFR_78468R622
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000143856 | State Street SPDR Dow Jones Global Real Estate ETFFR_78463X749
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000143856 | State Street SPDR Bloomberg Enhanced Roll Yield Commodity Strategy No. K-1 ETFFR_78468R440
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000143856 | State Street Small/Mid Cap Equity Index PortfolioFR_85749T707
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000143856 | State Street SPDR Portfolio Short Term Corporate Bond ETFFR_78464A474
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000143856 | IndustryDomestic Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	50.10%
C000143856 | IndustryDomestic Equity
Holdings [Line Items]
Percent of Net Asset Value	16.70%
C000143856 | IndustryInflation Linked
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000143856 | IndustryInternational Equity
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000143856 | IndustryReal Estate
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000143856 | IndustryShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000143857 | State Street Aggregate Bond Index PortfolioFR_85749T772
Holdings [Line Items]
Percent of Net Asset Value	19.90%
C000143857 | State Street Equity 500 Index II PortfolioFR_85749T756
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000143857 | State Street SPDR Bloomberg 1-10 Year TIPS ETFFR_78468R861
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000143857 | State Street Global All Cap Equity ex-U.S. Index PortfolioFR_85749T764
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000143857 | State Street SPDR Portfolio Short Term Treasury ETFFR_78468R101
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000143857 | State Street SPDR Bloomberg High Yield Bond ETFFR_78468R622
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000143857 | State Street SPDR Dow Jones Global Real Estate ETFFR_78463X749
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000143857 | State Street SPDR Bloomberg Enhanced Roll Yield Commodity Strategy No. K-1 ETFFR_78468R440
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000143857 | State Street Small/Mid Cap Equity Index PortfolioFR_85749T707
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000143857 | State Street SPDR Portfolio Short Term Corporate Bond ETFFR_78464A474
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000143857 | IndustryDomestic Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	50.10%
C000143857 | IndustryDomestic Equity
Holdings [Line Items]
Percent of Net Asset Value	16.70%
C000143857 | IndustryInflation Linked
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000143857 | IndustryInternational Equity
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000143857 | IndustryReal Estate
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000143857 | IndustryShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000192374 | JP Morgan Sec LLC Tpr AFR_930PNJ004_3.640000_2026-07-01
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000192374 | FICCBA Tri Party Repo AFR_942NHH006_3.650000_2026-07-01
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000192374 | FICCIN Tri Party Repo AFR_990ABKBQ5_3.640000_2026-07-01
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000192374 | FICCWB Tri Party Repo AFR_990AECXX1_3.640000_2026-07-01
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000192374 | FICCNT Bi Party RepoFR_954ZEB000_3.640000_2026-07-01
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000192374 | FICCRP Tri Party Repo AFR_934QYA005_3.640000_2026-07-01
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000192374 | BBVARP BBVARP Tri Party Repo AFR_990ABFFJ8_3.640000_2026-07-01
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000192374 | U.S. Treasury Floating Rate NotesFR_91282CPX3_3.874695_2028-01-31
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000192374 | Goldman Sachs Tri Party AFR_99VDJN000_3.640000_2026-07-01
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000192374 | CIBC NY CORP Tri Party Repo AFR_965FJZ003_3.640000_2026-07-01
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000192374 | AssetTreasury Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	57.90%
C000192374 | AssetTreasury Debt
Holdings [Line Items]
Percent of Net Asset Value	35.00%
C000271009 | JP Morgan Sec LLC Tpr AFR_930PNJ004_3.640000_2026-07-01
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000271009 | U.S. Treasury BillsFR_912797UU9_0.010000_2026-08-18
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000271009 | U.S. Treasury BillsFR_912797UG0_0.010000_2026-09-17
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000271009 | U.S. Treasury BillsFR_912797TW7_0.010000_2026-08-13
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000271009 | Goldman Sachs Tri Party AFR_99VDJN000_3.640000_2026-07-01
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000271009 | Deutsche Tri Party AFR_99VDGG008_3.640000_2026-07-01
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000271009 | Wells Fargo Bank NA AFR_930REQ004_3.640000_2026-07-01
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000271009 | Bank of America Tri Party A RepoFR_99VDMN006_3.640000_2026-07-01
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000271009 | HSBC Tri Party AFR_99VDKG003_3.640000_2026-07-01
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000271009 | Credit Agricole Corporate Tri Party A RepoFR_996JWK006_3.640000_2026-07-01
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000271009 | IndustryTreasury Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	96.90%
C000271009 | IndustryTreasury Debt
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000271008 | JP Morgan Sec LLC Tpr AFR_930PNJ004_3.640000_2026-07-01
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000271008 | U.S. Treasury BillsFR_912797UU9_0.010000_2026-08-18
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000271008 | U.S. Treasury BillsFR_912797UG0_0.010000_2026-09-17
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000271008 | U.S. Treasury BillsFR_912797TW7_0.010000_2026-08-13
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000271008 | Goldman Sachs Tri Party AFR_99VDJN000_3.640000_2026-07-01
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000271008 | Deutsche Tri Party AFR_99VDGG008_3.640000_2026-07-01
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000271008 | Wells Fargo Bank NA AFR_930REQ004_3.640000_2026-07-01
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000271008 | Bank of America Tri Party A RepoFR_99VDMN006_3.640000_2026-07-01
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000271008 | HSBC Tri Party AFR_99VDKG003_3.640000_2026-07-01
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000271008 | Credit Agricole Corporate Tri Party A RepoFR_996JWK006_3.640000_2026-07-01
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000271008 | IndustryTreasury Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	96.90%
C000271008 | IndustryTreasury Debt
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000271298 | JP Morgan Sec LLC Tpr AFR_930PNJ004_3.640000_2026-07-01
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000271298 | Credit Agricole Corporate Tri Party A RepoFR_996JWK006_3.640000_2026-07-01
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000271298 | NatWest Markets Tri AFR_929FGT005_3.640000_2026-07-01
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000271298 | Wells Fargo Bank NA DFR_930RFC004_3.650000_2026-07-01
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000271298 | TD Securities USA Tri PartyFR_976GZD009_3.640000_2026-07-01
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000271298 | Goldman Sachs Tri Party DFR_99VDKE008_3.650000_2026-07-01
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000271298 | Bank of America Tri Party D RepoFR_99VDNE005_3.650000_2026-07-01
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000271298 | Abu Dhabi Islamic BankFR_ATD235YX5_3.620000_2026-07-01
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000271298 | Wells Fargo Bank NAFR_95001KVZ4_3.890000_2027-02-10
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000271298 | BNG Bank NVFR_09657SG25_0.000000_2026-07-02
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000271298 | IndustryTreasury Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000271298 | IndustryFinancial Company Commercial Paper
Holdings [Line Items]
Percent of Net Asset Value	19.10%
C000271298 | IndustryCertificates Of Deposit
Holdings [Line Items]
Percent of Net Asset Value	19.00%
C000271298 | IndustryGovernment Agency Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	18.70%
C000271298 | IndustryAsset Backed Commercial Paper
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000271298 | IndustryOther Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000271298 | IndustryOther Notes
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000271297 | JP Morgan Sec LLC Tpr AFR_930PNJ004_3.640000_2026-07-01
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000271297 | Credit Agricole Corporate Tri Party A RepoFR_996JWK006_3.640000_2026-07-01
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000271297 | NatWest Markets Tri AFR_929FGT005_3.640000_2026-07-01
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000271297 | Wells Fargo Bank NA DFR_930RFC004_3.650000_2026-07-01
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000271297 | TD Securities USA Tri PartyFR_976GZD009_3.640000_2026-07-01
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000271297 | Goldman Sachs Tri Party DFR_99VDKE008_3.650000_2026-07-01
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000271297 | Bank of America Tri Party D RepoFR_99VDNE005_3.650000_2026-07-01
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000271297 | Abu Dhabi Islamic BankFR_ATD235YX5_3.620000_2026-07-01
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000271297 | Wells Fargo Bank NAFR_95001KVZ4_3.890000_2027-02-10
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000271297 | BNG Bank NVFR_09657SG25_0.000000_2026-07-02
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000271297 | IndustryTreasury Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000271297 | IndustryFinancial Company Commercial Paper
Holdings [Line Items]
Percent of Net Asset Value	19.10%
C000271297 | IndustryCertificates Of Deposit
Holdings [Line Items]
Percent of Net Asset Value	19.00%
C000271297 | IndustryGovernment Agency Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	18.70%
C000271297 | IndustryAsset Backed Commercial Paper
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000271297 | IndustryOther Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000271297 | IndustryOther Notes
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000271301 | JP Morgan Sec LLC Tpr AFR_930PNJ004_3.640000_2026-07-01
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000271301 | Credit Agricole Corporate Tri Party A RepoFR_996JWK006_3.640000_2026-07-01
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000271301 | NatWest Markets Tri AFR_929FGT005_3.640000_2026-07-01
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000271301 | Wells Fargo Bank NA DFR_930RFC004_3.650000_2026-07-01
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000271301 | TD Securities USA Tri PartyFR_976GZD009_3.640000_2026-07-01
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000271301 | Goldman Sachs Tri Party DFR_99VDKE008_3.650000_2026-07-01
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000271301 | Bank of America Tri Party D RepoFR_99VDNE005_3.650000_2026-07-01
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000271301 | Abu Dhabi Islamic BankFR_ATD235YX5_3.620000_2026-07-01
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000271301 | Wells Fargo Bank NAFR_95001KVZ4_3.890000_2027-02-10
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000271301 | BNG Bank NVFR_09657SG25_0.000000_2026-07-02
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000271301 | IndustryTreasury Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000271301 | IndustryFinancial Company Commercial Paper
Holdings [Line Items]
Percent of Net Asset Value	19.10%
C000271301 | IndustryCertificates Of Deposit
Holdings [Line Items]
Percent of Net Asset Value	19.00%
C000271301 | IndustryGovernment Agency Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	18.70%
C000271301 | IndustryAsset Backed Commercial Paper
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000271301 | IndustryOther Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000271301 | IndustryOther Notes
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000271300 | JP Morgan Sec LLC Tpr AFR_930PNJ004_3.640000_2026-07-01
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000271300 | Credit Agricole Corporate Tri Party A RepoFR_996JWK006_3.640000_2026-07-01
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000271300 | NatWest Markets Tri AFR_929FGT005_3.640000_2026-07-01
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000271300 | Wells Fargo Bank NA DFR_930RFC004_3.650000_2026-07-01
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000271300 | TD Securities USA Tri PartyFR_976GZD009_3.640000_2026-07-01
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000271300 | Goldman Sachs Tri Party DFR_99VDKE008_3.650000_2026-07-01
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000271300 | Bank of America Tri Party D RepoFR_99VDNE005_3.650000_2026-07-01
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000271300 | Abu Dhabi Islamic BankFR_ATD235YX5_3.620000_2026-07-01
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000271300 | Wells Fargo Bank NAFR_95001KVZ4_3.890000_2027-02-10
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000271300 | BNG Bank NVFR_09657SG25_0.000000_2026-07-02
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000271300 | IndustryTreasury Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000271300 | IndustryFinancial Company Commercial Paper
Holdings [Line Items]
Percent of Net Asset Value	19.10%
C000271300 | IndustryCertificates Of Deposit
Holdings [Line Items]
Percent of Net Asset Value	19.00%
C000271300 | IndustryGovernment Agency Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	18.70%
C000271300 | IndustryAsset Backed Commercial Paper
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000271300 | IndustryOther Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000271300 | IndustryOther Notes
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000271299 | JP Morgan Sec LLC Tpr AFR_930PNJ004_3.640000_2026-07-01
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000271299 | Credit Agricole Corporate Tri Party A RepoFR_996JWK006_3.640000_2026-07-01
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000271299 | NatWest Markets Tri AFR_929FGT005_3.640000_2026-07-01
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000271299 | Wells Fargo Bank NA DFR_930RFC004_3.650000_2026-07-01
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000271299 | TD Securities USA Tri PartyFR_976GZD009_3.640000_2026-07-01
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000271299 | Goldman Sachs Tri Party DFR_99VDKE008_3.650000_2026-07-01
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000271299 | Bank of America Tri Party D RepoFR_99VDNE005_3.650000_2026-07-01
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000271299 | Abu Dhabi Islamic BankFR_ATD235YX5_3.620000_2026-07-01
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000271299 | Wells Fargo Bank NAFR_95001KVZ4_3.890000_2027-02-10
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000271299 | BNG Bank NVFR_09657SG25_0.000000_2026-07-02
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000271299 | IndustryTreasury Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000271299 | IndustryFinancial Company Commercial Paper
Holdings [Line Items]
Percent of Net Asset Value	19.10%
C000271299 | IndustryCertificates Of Deposit
Holdings [Line Items]
Percent of Net Asset Value	19.00%
C000271299 | IndustryGovernment Agency Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	18.70%
C000271299 | IndustryAsset Backed Commercial Paper
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000271299 | IndustryOther Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000271299 | IndustryOther Notes
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000269915 | Bank of America Tri Party A RepoFR_99VDMN006_3.640000_2026-07-01
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000269915 | Goldman Sachs & Co. Tri Party DFR_99VDKE008_3.650000_2026-07-01
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000269915 | Mizuho Securities USAFR_922FHA002_3.640000_2026-07-01
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000269915 | RBC Dominion Securities Tri PartyFR_932UEV004_3.650000_2026-07-01
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000269915 | NatWest Markets SecuritiesFR_929FGT005_3.640000_2026-07-01
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000269915 | Toronto Dominion Bank USA Tri Party B RepoFR_976GZE007_3.720000_2026-07-01
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000269915 | Credit Agricole CorporateFR_996JWN000_3.650000_2026-07-01
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000269915 | Verto Capital I Compartment DFR_92541DG24_0.000000_2026-07-02
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000269915 | U.S. Treasury BillFR_912797UH8_0.010000_2026-09-24
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000269915 | Mackinac Funding Co LLCFR_55458FJ16_0.010000_2026-09-01
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000269915 | AssetTreasury Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000269915 | AssetTreasury Debt
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000269915 | AssetGovernment Agency Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000269915 | AssetFinancial Company Commercial Paper
Holdings [Line Items]
Percent of Net Asset Value	25.30%
C000269915 | AssetCertificates Of Deposit
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000269915 | AssetAsset Backed Commercial Paper
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000269915 | AssetOther Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000269915 | AssetOther Notes
Holdings [Line Items]
Percent of Net Asset Value	4.60%